UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03416

THE CALVERT FUND
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2014

Item 1. Schedule of Investments.

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

ASSET-BACKED SECURITIES - 10.2%	PRINCIPAL AMOUNT	VALUE
American Homes 4 Rent Trust:
4.705%, 10/17/36 (e)	$2,400,000	$2,448,108
4.596%, 12/17/36 (e)	2,950,000	2,989,241
Applebee's/IHOP Funding LLC, 4.277%, 9/5/44 (e)	2,050,000	2,056,710
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	4,820,000	4,897,057
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	4,868,750	4,937,205
Cronos Containers Program Ltd., 3.81%, 9/18/27 (e)	1,046,250	1,046,739
Eagle I Ltd., 2.57%, 12/15/39 (e)	4,000,000	3,989,600
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	1,263,169	1,251,528
3.668%, 4/19/44 (e)	2,700,000	2,727,084
4.406%, 4/19/44 (e)	2,783,000	2,780,033
FRS I LLC, 3.08%, 4/15/43 (e)	5,976,435	5,956,109
GLC II Trust, 4.00%, 12/18/20 (e)	4,400,000	4,391,640
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	2,833,333	2,805,193
Hilton Grand Vacations Trust, 2.28%, 1/25/26 (e)	1,363,428	1,370,820
Invitation Homes Trust, 1.60%, 12/17/30 (e)(r)	300,000	295,654
JGWPT XXXI LLC, 4.94%, 3/16/65 (e)	1,000,000	1,074,033
JGWPT XXXII LLC, 4.48%, 1/15/75 (e)	1,450,000	1,494,167
OneMain Financial Issuance Trust, 2.43%, 6/18/24 (e)	7,400,000	7,399,852
Oxford Finance Funding Trust, 3.475%, 12/15/22 (e)	2,600,000	2,586,220
SLM Private Education Loan Trust, 3.00%, 5/16/44 (e)	2,700,000	2,625,850
SoFi Professional Loan Program LLC, 2.55%, 8/27/29 (e)	4,000,000	3,997,012
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	2,891,542	2,952,842
SWAY Residential Trust, 4.457%, 1/17/20 (e)(r)	3,250,000	3,264,501
TAL Advantage V LLC:
3.33%, 5/20/39 (e)	3,176,376	3,174,200
3.97%, 5/20/39 (e)	941,667	923,763
3.27%, 11/21/39 (e)	2,578,333	2,594,747
4.15%, 11/21/39 (e)	991,667	987,662
VOLT XIX LLC, 3.875%, 4/26/55 (e)(r)	7,000,000	6,965,000
VOLT XXVII LLC:
3.125%, 8/27/57 (e)(r)	2,191,971	2,188,911
4.75%, 8/27/57 (e)(r)	800,000	785,285

Total Asset-Backed Securities (Cost $86,881,834)		86,956,766

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.8%
Banc of America Mortgage Trust, 0.312%, 1/25/34 (r)	20,528,811	103,896
CAM Mortgage Trust:

4.45%, 5/15/48 (e)(r)	3,500,000	3,512,681
5.50%, 12/15/53 (e)(r)	809,337	809,871
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 2.77%, 5/25/24 (r)	6,980,000	6,103,703
CAS 2014-C02 2M2, 2.77%, 5/25/24 (r)	1,000,000	880,756
CAS 2014-C03 1M2, 3.17%, 7/25/24 (r)	1,000,000	903,352
CAS 2014-C03 2M2, 3.07%, 7/25/24 (r)	1,500,000	1,343,098
Freddie Mac Structured Agency Credit Risk Debt Notes:
4.72%, 10/25/24 (r)	1,350,000	1,331,348
4.92%, 10/25/24 (r)	700,000	691,465

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $16,798,718)		15,680,170

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
CSMC Trust, 4.185%, 9/15/37 (e)	1,800,000	1,882,827
EQTY INNS Mortgage Trust, 3.608%, 5/8/31 (e)(r)	4,700,000	4,709,767
Extended Stay America Trust:
3.604%, 12/5/31 (e)	2,970,000	3,033,908
5.053%, 12/5/31 (e)(r)	1,765,000	1,814,065
Hilton USA Trust:
3.714%, 11/5/30 (e)	1,600,000	1,616,837
5.222%, 11/5/30 (e)(r)	3,500,000	3,585,970
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	2,200,000	2,258,945
3.805%, 6/10/27 (e)(r)	1,500,000	1,514,814
3.761%, 6/15/29 (e)(r)	3,500,000	3,454,801
Morgan Stanley Capital I Trust, 3.446%, 7/13/29 (e)(r)	1,700,000	1,614,230
Motel 6 Trust, 2.743%, 10/5/25 (e)	2,070,000	2,062,182
ORES NPL LLC:
6.00%, 3/27/24 (e)	2,600,000	2,596,357
3.081%, 9/25/25 (e)	1,109,784	1,109,784
VFC LLC, 5.50%, 7/20/30 (e)	3,000,000	2,998,056
WFRBS Commercial Mortgage Trust:
3.497%, 8/15/47 (e)	2,200,000	1,832,120
4.234%, 8/15/47 (r)	2,200,000	2,210,217

Total Commercial Mortgage-Backed Securities (Cost $38,319,102)		38,294,880

CORPORATE BONDS - 74.2%
21st Century Fox America, Inc., 5.40%, 10/1/43	1,500,000	1,785,810
AbbVie, Inc.:
2.90%, 11/6/22	3,300,000	3,248,939
4.40%, 11/6/42	1,850,000	1,908,588
Access Midstream Partners LP / ACMP Finance Corp., 6.125%, 7/15/22	2,600,000	2,762,500
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.75%, 10/15/22 (e)	900,000	922,500
Alcoa, Inc., 5.40%, 4/15/21	3,000,000	3,249,102
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	3,077,944	—
Ally Financial, Inc., 4.625%, 6/26/15	4,700,000	4,735,250

Amazon.com, Inc., 3.30%, 12/5/21	2,000,000	2,027,382
America Movil SAB de CV:
2.375%, 9/8/16	2,000,000	2,027,440
4.375%, 7/16/42	1,500,000	1,437,000
American Airlines Pass Through Trust, 5.60%, 1/15/22 (e)	5,562,164	5,673,408
American International Group, Inc., 4.125%, 2/15/24	3,000,000	3,193,536
American Tower Corp.:
3.45%, 9/15/21	1,000,000	983,140
4.70%, 3/15/22	2,000,000	2,096,984
Amgen, Inc.:
3.625%, 5/22/24	1,000,000	1,016,441
5.375%, 5/15/43	1,500,000	1,742,613
Anadarko Petroleum Corp., 4.50%, 7/15/44	1,000,000	970,475
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	1,900,000	1,844,332
4.00%, 1/17/43	1,900,000	1,885,547
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22	1,500,000	1,457,823
3.75%, 7/15/42	1,000,000	940,112
Antero Resources Finance Corp., 6.00%, 12/1/20	1,000,000	997,500
Anthem, Inc., 4.65%, 1/15/43	2,000,000	2,081,522
Apache Corp., 4.75%, 4/15/43	1,000,000	937,795
Apple, Inc., 3.85%, 5/4/43	4,450,000	4,453,217
ArcelorMittal, 6.125%, 6/1/18	6,700,000	7,143,875
AT&T, Inc.:
2.375%, 11/27/18	3,500,000	3,527,111
2.30%, 3/11/19	1,450,000	1,448,479
4.35%, 6/15/45	2,750,000	2,592,574
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.75%, 3/15/20	1,400,000	1,526,000
Bank of America Corp.:
2.60%, 1/15/19	1,650,000	1,662,830
4.125%, 1/22/24	4,650,000	4,883,221
4.00%, 4/1/24	1,850,000	1,926,266
4.20%, 8/26/24	2,300,000	2,343,068
4.25%, 10/22/26	4,150,000	4,140,683
Bank of America NA:
5.30%, 3/15/17	12,000,000	12,889,980
6.10%, 6/15/17	5,000,000	5,495,060
Barrick North America Finance LLC, 5.75%, 5/1/43	1,250,000	1,240,286
Bayer US Finance LLC, 3.375%, 10/8/24 (e)	1,000,000	1,017,572
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,500,000	2,539,015
Berry Petroleum Co. LLC, 6.375%, 9/15/22	1,500,000	1,140,000
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	14,501,000	16,367,786
BP Capital Markets plc:
2.75%, 5/10/23	1,000,000	935,125
3.535%, 11/4/24	1,000,000	994,309
Capital One Bank:
2.25%, 2/13/19	2,400,000	2,382,619
3.375%, 2/15/23	4,600,000	4,574,429

Celanese US Holdings LLC, 5.875%, 6/15/21	1,300,000	1,378,000
Celgene Corp., 3.625%, 5/15/24	1,900,000	1,940,143
Cemex SAB de CV:
5.257%, 9/30/15 (e)(r)	6,250,000	6,313,312
6.50%, 12/10/19 (e)	2,750,000	2,817,375
CenturyLink, Inc.:
6.45%, 6/15/21	1,950,000	2,091,375
7.65%, 3/15/42	3,650,000	3,631,750
Cisco Systems, Inc., 3.625%, 3/4/24	1,500,000	1,563,090
CIT Group, Inc.:
4.25%, 8/15/17	1,125,000	1,147,500
5.25%, 3/15/18	4,150,000	4,326,375
Citigroup, Inc.:
2.50%, 9/26/18	5,000,000	5,058,420
2.55%, 4/8/19	2,100,000	2,113,812
5.50%, 9/13/25	6,000,000	6,639,030
CNH Industrial Capital LLC, 3.375%, 7/15/19 (e)	1,500,000	1,432,500
ConAgra Foods, Inc., 4.65%, 1/25/43	1,660,000	1,732,489
ConocoPhillips Co.:
3.35%, 11/15/24	2,000,000	2,020,694
4.30%, 11/15/44	750,000	784,565
Cott Beverages, Inc., 6.75%, 1/1/20 (e)	1,000,000	1,000,000
Coveris Holdings SA, 7.875%, 11/1/19 (e)	1,500,000	1,545,000
Crown Castle Towers LLC:
4.174%, 8/15/37 (e)	2,825,000	2,956,196
4.883%, 8/15/40 (e)	3,000,000	3,297,678
Cummins, Inc., 4.875%, 10/1/43	1,100,000	1,279,296
CVS Pass-Through Trust, 6.036%, 12/10/28	3,095,980	3,610,238
DDR Corp., 4.75%, 4/15/18	6,700,000	7,156,920
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,250,000	1,300,000
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	600,000	641,358
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	2,000,000	2,066,720
Discover Bank, 7.00%, 4/15/20	2,500,000	2,946,358
Dow Chemical Co., 4.625%, 10/1/44	1,700,000	1,721,585
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,555,000	2,599,838
DuPont Fabros Technology LP, 5.875%, 9/15/21	2,000,000	2,037,500
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	12,115,000	13,288,641
ERP Operating LP, 4.625%, 12/15/21	1,000,000	1,094,010
Express Scripts Holding Co., 4.75%, 11/15/21	1,500,000	1,655,330
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	3,600,000	3,240,000
Ford Motor Co., 4.75%, 1/15/43	1,800,000	1,899,216
Ford Motor Credit Co. LLC:
3.984%, 6/15/16	1,500,000	1,553,103
4.25%, 2/3/17	5,000,000	5,250,345
1.684%, 9/8/17	2,000,000	1,984,086
2.375%, 3/12/19	1,350,000	1,340,601
3.664%, 9/8/24	2,000,000	2,003,996
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,500,000	1,418,361

General Electric Capital Corp., 4.625%, 1/7/21	2,250,000	2,507,828
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	3,000,000	3,187,179
General Electric Co.:
3.375%, 3/11/24	4,000,000	4,132,192
4.50%, 3/11/44	4,200,000	4,616,732
General Motors Co., 5.20%, 4/1/45	2,750,000	2,901,250
General Motors Financial Co., Inc., 4.375%, 9/25/21	1,000,000	1,043,750
Genworth Holdings, Inc., 4.80%, 2/15/24	5,300,000	4,296,323
Gilead Sciences, Inc., 3.70%, 4/1/24	1,000,000	1,048,831
Glencore Finance Canada Ltd., 2.05%, 10/23/15 (e)	1,000,000	1,006,507
Glencore Funding LLC, 3.125%, 4/29/19 (e)	1,000,000	1,002,400
Goldman Sachs Group, Inc.:
2.375%, 1/22/18	2,800,000	2,828,277
6.15%, 4/1/18	10,975,000	12,318,549
2.625%, 1/31/19	4,000,000	4,024,424
4.00%, 3/3/24	6,050,000	6,280,801
Grain Spectrum Funding II LLC, 3.29%, 10/10/19 (e)	1,000,000	1,005,200
Great River Energy, 5.829%, 7/1/17 (e)	3,301,044	3,511,456
HCA, Inc., 6.375%, 1/15/15	3,000,000	3,000,000
Health Care REIT, Inc.:
5.25%, 1/15/22	2,000,000	2,222,364
3.75%, 3/15/23	2,000,000	2,017,262
Hercules Offshore, Inc., 10.25%, 4/1/19 (e)	3,090,000	1,637,700
Home Depot, Inc.:
2.70%, 4/1/23	2,000,000	1,981,864
4.20%, 4/1/43	1,000,000	1,042,620
4.40%, 3/15/45	600,000	655,750
Hospira, Inc., 5.80%, 8/12/23	2,000,000	2,238,260
Hyundai Capital Services, Inc., 3.50%, 9/13/17 (e)	3,245,000	3,356,878
Illinois Tool Works, Inc., 3.90%, 9/1/42	2,000,000	2,014,804
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	3,000,000	2,992,500
International Business Machines Corp., 3.375%, 8/1/23	1,000,000	1,021,764
Jefferies Group LLC, 5.125%, 4/13/18	3,000,000	3,163,824
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
JPMorgan Chase & Co.:
2.35%, 1/28/19	3,000,000	3,019,572
3.625%, 5/13/24	10,700,000	10,952,552
3.875%, 9/10/24	6,000,000	6,005,106
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	1,500,000	1,545,000
Kern River Funding Corp., 6.676%, 7/31/16 (e)	49,853	52,979
Kia Motors Corp., 3.625%, 6/14/16 (e)	4,000,000	4,124,160
Kinder Morgan Energy Partners LP:
4.25%, 9/1/24	1,000,000	1,002,010
5.625%, 9/1/41	2,960,000	2,947,382
Kinder Morgan, Inc., 5.55%, 6/1/45	1,500,000	1,536,344
Koppers, Inc., 7.875%, 12/1/19	1,250,000	1,282,812
Kraft Foods Group, Inc., 3.50%, 6/6/22	2,300,000	2,356,838
Kroger Co., 3.85%, 8/1/23	1,900,000	1,970,062
Laboratory Corp. of America Holdings, 4.00%, 11/1/23	2,900,000	2,974,342

Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	10,000,000	10,350,000
Landry's, Inc., 9.375%, 5/1/20 (e)	1,665,000	1,764,900
Leucadia National Corp.:
8.125%, 9/15/15	3,320,000	3,467,972
6.625%, 10/23/43	3,600,000	3,659,900
Life Technologies Corp., 6.00%, 3/1/20	4,000,000	4,569,860
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	2,675,000	2,703,676
Lowe's Co.'s, Inc., 4.65%, 4/15/42	1,050,000	1,167,839
LYB International Finance BV, 5.25%, 7/15/43	1,000,000	1,086,646
LyondellBasell Industries NV, 5.00%, 4/15/19	2,500,000	2,726,910
Macy's Retail Holdings, Inc., 4.30%, 2/15/43	1,000,000	968,928
Masco Corp.:
4.80%, 6/15/15	2,000,000	2,030,816
5.85%, 3/15/17	990,000	1,061,775
Massachusetts Institute of Technology, 3.959%, 7/1/38	500,000	530,264
Medtronic, Inc., 3.50%, 3/15/25 (e)	2,000,000	2,045,940
Methanex Corp., 5.65%, 12/1/44	3,275,000	3,348,511
MetLife, Inc., 4.875%, 11/13/43	2,400,000	2,710,433
Michaels FinCo Holdings LLC / Michaels FinCo, Inc., 7.50%, 8/1/18 (e)	752,000	765,160
Molson Coors Brewing Co.:
3.50%, 5/1/22	2,000,000	2,020,062
5.00%, 5/1/42	1,900,000	2,062,393
Morgan Stanley:
6.25%, 8/28/17	5,000,000	5,554,320
5.50%, 1/26/20	2,000,000	2,250,258
3.70%, 10/23/24	2,400,000	2,432,688
5.00%, 11/24/25	8,700,000	9,283,899
NBCUniversal Media LLC:
4.375%, 4/1/21	9,500,000	10,448,071
4.45%, 1/15/43	2,800,000	2,966,916
NII Capital Corp., 7.625%, 4/1/21 (w)*	10,600,000	1,961,000
Northrop Grumman Corp., 3.25%, 8/1/23	2,650,000	2,669,957
NOVA Chemicals Corp., 5.00%, 5/1/25 (e)	1,250,000	1,240,625
Numericable-SFR, 6.00%, 5/15/22 (e)	2,000,000	2,011,000
NYU Hospitals Center, 4.428%, 7/1/42	1,400,000	1,418,406
OneMain Financial Holdings, Inc.:
6.75%, 12/15/19 (e)	1,000,000	1,020,000
7.25%, 12/15/21 (e)	700,000	717,500
Oracle Corp., 3.40%, 7/8/24	2,000,000	2,044,144
PacifiCorp, 4.10%, 2/1/42	4,000,000	4,220,180
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	4,600,000	4,677,303
PepsiCo, Inc., 2.75%, 3/5/22	2,000,000	1,996,880
Pernod Ricard SA:
4.45%, 1/15/22 (e)	8,250,000	8,833,094
4.25%, 7/15/22 (e)	2,000,000	2,114,220
Pioneer Natural Resources Co., 5.875%, 7/15/16	4,440,000	4,715,635
ProLogis LP, 6.875%, 3/15/20	1,407,000	1,652,669
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	1,000,000	1,067,500
Prudential Financial, Inc., 4.60%, 5/15/44	2,000,000	2,107,840

Quicksilver Resources, Inc., 7.125%, 4/1/16	9,250,000	740,000
Regions Bank, 7.50%, 5/15/18	2,600,000	3,018,327
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,254,129
Rio Tinto Finance USA plc, 3.50%, 3/22/22	2,000,000	1,999,440
SABMiller Holdings, Inc.:
2.20%, 8/1/18 (e)	1,300,000	1,303,498
3.75%, 1/15/22 (e)	4,215,000	4,399,238
4.95%, 1/15/42 (e)	2,500,000	2,816,258
SBA Tower Trust, 3.722%, 4/15/48 (e)	6,870,000	6,973,160
Shell International Finance BV, 4.55%, 8/12/43	2,000,000	2,187,940
Simon Property Group LP, 4.125%, 12/1/21	3,000,000	3,263,448
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	2,945,000	2,974,450
Standard Pacific Corp., 8.375%, 5/15/18	1,500,000	1,695,000
Telefonica Emisiones SAU:
3.992%, 2/16/16	2,670,000	2,746,074
3.192%, 4/27/18	2,000,000	2,056,678
The TJX Co.'s, Inc., 2.50%, 5/15/23	2,000,000	1,918,792
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,200,000	1,265,504
Time Warner Cable, Inc., 5.50%, 9/1/41	4,250,000	4,938,173
Time Warner, Inc.:
4.05%, 12/15/23	1,500,000	1,573,564
5.375%, 10/15/41	4,000,000	4,517,236
4.90%, 6/15/42	1,500,000	1,580,426
Total Capital International SA, 2.70%, 1/25/23	2,000,000	1,936,566
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	2,000,000	1,871,630
United Airlines Pass Through Trust:
4.75%, 10/11/23	2,250,000	2,227,500
4.625%, 3/3/24	1,600,000	1,568,000
United Technologies Corp., 4.50%, 6/1/42	2,900,000	3,157,488
Verizon Communications, Inc.:
2.625%, 2/21/20 (e)	9,200,000	9,094,816
3.50%, 11/1/24	5,000,000	4,912,495
5.05%, 3/15/34	3,300,000	3,520,192
4.862%, 8/21/46 (e)	14,075,000	14,458,220
Viacom, Inc.:
3.875%, 4/1/24	2,000,000	2,007,692
5.25%, 4/1/44	1,950,000	2,062,092
Virgin Australia Trust:
6.00%, 4/23/22 (e)	3,562,146	3,662,954
5.00%, 4/23/25 (e)	1,790,028	1,834,779
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	5,000,000	4,827,500
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24	2,200,000	2,243,780
4.80%, 11/18/44	1,600,000	1,686,994
Wal-Mart Stores, Inc., 4.00%, 4/11/43	4,150,000	4,305,542
Wells Fargo & Co.:
3.45%, 2/13/23	2,000,000	2,026,988
4.10%, 6/3/26	2,000,000	2,044,114
Whirlpool Corp., 2.40%, 3/1/19	1,000,000	993,865

Williams Co.'s, Inc., 5.75%, 6/24/44	7,140,000	6,210,779
Zoetis, Inc.:
1.875%, 2/1/18	1,500,000	1,486,503
4.70%, 2/1/43	1,400,000	1,424,886

Total Corporate Bonds (Cost $619,657,248)		632,085,407

MUNICIPAL OBLIGATIONS - 0.4%
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15	1,885,000	1,852,126
4.704%, 5/1/16	1,900,000	1,621,137

Total Municipal Obligations (Cost $3,557,666)		3,473,263

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.0%
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	99	104

Total U.S. Government Agencies and Instrumentalities (Cost $99)		104

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Ginnie Mae, 11.00%, 10/15/15	15	15

Total U.S. Government Agency Mortgage-Backed Securities (Cost $15)		15

U.S. TREASURY OBLIGATIONS - 6.0%
United States Treasury Bonds, 3.125%, 8/15/44	13,055,000	14,054,517
United States Treasury Notes:
1.00%, 12/15/17	31,750,000	31,675,578
1.875%, 11/30/21	1,885,000	1,873,956
2.25%, 11/15/24	3,240,000	3,261,769

Total U.S. Treasury Obligations (Cost $50,730,170)		50,865,820

TIME DEPOSIT - 2.4%
State Street Bank Time Deposit, 0.069%, 1/2/15	20,013,662	20,013,662

Total Time Deposit (Cost $20,013,662)		20,013,662

EQUITY SECURITIES - 0.0%	SHARES
Halcon Resources Corp., Preferred	750	244,219

Total Equity Securities (Cost $850,103)		244,219

TOTAL INVESTMENTS (Cost $836,808,617) - 99.5%		847,614,306
Other assets and liabilities, net - 0.5%		4,087,670
NET ASSETS - 100%		$851,701,976

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	79	3/15	$17,268,906	($24,113)
5 Year U.S. Treasury Notes	14	3/15	1,665,016	(8,458)
30 Year U.S. Treasury Bonds	109	3/15	15,757,313	336,106
Ultra U.S. Treasury Bonds	62	3/15	10,241,625	420,760
Total Purchased				$724,295

Sold:
10 Year U.S. Treasury Notes	286	3/15	$36,263,906	($243,762)

(b) This security was valued under the direction of the Board of Trustees. See Note A.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(w) Security is in default and is no longer accruing interest.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

ASSET-BACKED SECURITIES - 20.0%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust:
1.45%, 4/16/18 (e)	$5,012,742	$5,017,053
0.99%, 8/10/18 (e)	2,328,327	2,315,521
5.91%, 7/15/19 (e)	4,500,000	4,527,756
2.39%, 11/12/19 (e)	3,820,000	3,830,921
American Homes 4 Rent:
1.60%, 6/17/31 (e)(r)	2,000,000	1,961,982
2.00%, 6/17/31 (e)(r)	2,000,000	1,937,548
2.35%, 6/17/31 (e)(r)	2,750,000	2,672,645
AmeriCredit Automobile Receivables Trust, 1.31%, 11/8/17	4,000,000	4,012,492
Applebee's/IHOP Funding LLC, 4.277%, 9/5/44 (e)	3,300,000	3,310,801
Avis Budget Rental Car Funding AESOP LLC, 3.29%, 2/20/21 (e)	6,000,000	6,013,662
BCC Funding VIII LLC, 1.794%, 6/20/20 (e)	3,279,686	3,274,111
CAN Capital Funding LLC, 3.117%, 4/15/20 (e)	5,000,000	4,973,000
Capital Automotive REIT, 5.73%, 12/15/38 (e)	4,706,916	5,007,124
Carfinance Capital Auto Trust, 3.15%, 8/15/19 (e)	7,250,000	7,350,811
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	12,074,500	12,244,267
CLI Funding V LLC, 3.38%, 10/18/29 (e)	6,883,333	6,839,665
Colony American Homes, 1.515%, 7/17/31 (e)(r)	5,100,000	4,999,790
CPS Auto Receivables Trust:
2.78%, 6/17/19 (e)	434,854	440,274
1.31%, 6/15/20 (e)	1,143,245	1,137,635
CPS Auto Trust:
1.82%, 12/16/19 (e)	1,204,668	1,211,416
1.82%, 9/15/20 (e)	2,571,966	2,567,257
Cronos Containers Program I Ltd., 3.27%, 11/18/29 (e)	5,944,444	5,940,135
Cronos Containers Program Ltd., 3.81%, 9/18/27 (e)	2,015,000	2,015,941
CV Mortgage Loan Trust, 4.311%, 12/25/43 (e)(r)	2,686,785	2,738,570
Diamond Resorts Owner Trust, 2.98%, 5/20/27 (e)	3,815,272	3,802,609
DT Auto Owner Trust, 1.67%, 2/15/19 (e)	2,761,050	2,763,303
Eagle I Ltd., 2.57%, 12/15/39 (e)	8,000,000	7,979,200
Element Rail Leasing I LLC, 2.299%, 4/19/44 (e)	6,315,845	6,257,638
Ellington Loan Acquisition Trust, 1.07%, 5/25/37 (e)(r)	2,979,078	2,948,274
Exeter Automobile Receivables Trust:
3.18%, 3/15/17 (e)	1,605,129	1,609,476
1.49%, 11/15/17 (e)	1,983,655	1,986,069
First Investors Auto Owner Trust, 1.47%, 5/15/18 (e)	1,084,377	1,086,450
Flagship Credit Auto Trust:
1.32%, 4/16/18 (e)	1,225,000	1,226,012
1.94%, 1/15/19 (e)	1,663,782	1,674,417
FRS I LLC:

1.80%, 4/15/43 (e)	3,673,032	3,629,099
3.08%, 4/15/43 (e)	6,788,529	6,765,442
3.96%, 4/15/43 (e)	5,980,778	6,064,079
GLC II Trust, 4.00%, 12/18/20 (e)	8,500,000	8,483,850
GLC Trust, 3.00%, 7/15/21 (e)	5,348,648	5,322,974
GMAT Trust, 3.721%, 2/25/44 (e)(r)	1,408,709	1,409,208
HLSS Servicer Advance Receivables Trust, 1.244%, 1/17/45 (e)	1,000,000	1,000,000
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	1,200,000	1,182,618
1.162%, 6/17/31 (e)(r)	5,000,000	4,934,005
2.254%, 6/17/31 (e)(r)	15,000,000	14,806,815
2.762%, 6/17/31 (e)(r)	1,800,000	1,786,711
1.762%, 9/17/31 (e)(r)	4,000,000	3,949,128
Navistar Financial Dealer Note Master Trust, 0.84%, 1/25/18 (e)(r)	5,700,000	5,701,112
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (e)	3,815,000	3,814,924
2.47%, 9/18/24 (e)	10,650,000	10,691,748
Santander Drive Auto Receivables Trust, 1.33%, 5/15/17	1,909,555	1,913,178
SBA Tower Trust, 2.898%, 10/15/44 (e)	7,000,000	7,018,354
Sierra Timeshare Receivables Funding LLC:
2.92%, 11/20/25 (e)	1,304,172	1,317,659
4.36%, 7/20/28 (e)	514,409	527,890
2.84%, 11/20/28 (e)	1,928,645	1,955,868
3.58%, 11/20/28 (e)	3,906,116	3,969,821
1.87%, 8/20/29 (e)	2,928,597	2,940,059
1.59%, 11/20/29 (e)	3,802,417	3,793,105
2.39%, 11/20/29 (e)	922,235	923,421
2.07%, 3/20/30 (e)	2,580,195	2,592,562
2.42%, 3/20/30 (e)	2,580,195	2,592,626
2.70%, 10/20/30 (e)	87,461	86,961
2.80%, 10/20/31 (e)	3,718,493	3,696,442
Silver Bay Realty Trust, 2.212%, 9/17/31 (e)(r)	6,500,000	6,372,353
Silverleaf Finance XVIII LLC, 2.81%, 1/15/27 (e)	6,541,348	6,511,454
SLM Private Credit Student Loan Trust, 0.641%, 6/15/39 (r)	8,129,552	7,660,639
SNAAC Auto Receivables Trust:
1.14%, 7/16/18 (e)	885,575	886,374
3.07%, 8/15/18 (e)	3,000,000	3,046,842
SoFi Professional Loan Program LLC:
3.02%, 10/25/27 (e)	1,333,849	1,349,096
2.55%, 8/27/29 (e)	3,450,000	3,447,423
1.405%, 8/25/32 (e)(r)	6,250,000	6,257,181
Spirit Master Funding LLC, 3.501%, 1/20/45 (e)	3,000,000	2,986,800
SpringCastle America Funding LLC, 2.70%, 5/25/23 (e)	13,618,348	13,596,654
Springleaf Funding Trust, 2.41%, 12/15/22 (e)	5,000,000	4,995,860
STORE Master Funding LLC, 4.16%, 3/20/43 (e)	4,862,540	4,979,241
Structured Asset Securities Corp. Mortgage Loan Trust, 0.29%, 1/25/37 (e)(r)	2,688,609	2,623,050
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (e)	1,708,015	1,698,291
SWAY Residential Trust, 1.457%, 1/17/20 (e)(r)	2,000,000	1,994,248
TAL Advantage V LLC:

3.55%, 11/20/38 (e)	4,591,192	4,647,232
3.51%, 2/22/39 (e)	1,833,333	1,841,534
4.10%, 2/22/39 (e)	1,833,333	1,810,710
1.70%, 5/20/39 (e)	5,957,762	5,917,493
TOP-RE, 3.47%, 11/20/28 (e)	1,213,832	1,214,449
Truman Capital Mortgage Loan Trust, 3.125%, 6/25/54 (e)(r)	2,946,451	2,942,838
Vericrest Opportunity Loan Transferee 2014-NPL4 LLC, 3.125%, 4/27/54 (e)(r)	6,650,731	6,612,024
VOLT XXIII LLC, 3.625%, 11/25/53 (e)(r)	2,237,870	2,246,092
VOLT XXIV LLC, 3.25%, 11/25/53 (e)(r)	1,789,294	1,790,985

Total Asset-Backed Securities (Cost $338,775,771)		337,972,347

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.5%
CAM Mortgage Trust, 2.60%, 5/15/48 (e)(r)	3,928,606	3,928,232
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M1, 1.12%, 5/25/24 (r)	9,009,663	8,842,029
CAS 2014-C02 1M2, 2.77%, 5/25/24 (r)	5,300,000	4,634,617
CAS 2014-C02 2M2, 2.77%, 5/25/24 (r)	4,400,000	3,875,326
CAS 2014-C03 1M2, 3.17%, 7/25/24 (r)	2,850,000	2,574,553
CAS 2014-C03 2M2, 3.07%, 7/25/24 (r)	2,800,000	2,507,117
Freddie Mac Structured Agency Credit Risk Debt Notes:
1.605%, 11/25/23 (r)	3,057,869	3,048,882
2.57%, 10/25/24 (r)	2,000,000	1,993,784
2.82%, 10/25/24 (r)	3,000,000	2,983,293
Springleaf Mortgage Loan Trust:
1.27%, 6/25/58 (e)(r)	5,873,244	5,853,099
1.57%, 12/25/59 (e)(r)	1,570,399	1,569,241

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $43,507,939)		41,810,173

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
BAMLL-DB Trust, 2.343%, 4/13/29 (e)	121,028	122,128
BLCP Hotel Trust, 2.661%, 8/15/29 (e)(r)	3,600,000	3,603,564
Boca Hotel Portfolio Trust, 1.911%, 8/15/26 (e)(r)	5,200,000	5,201,758
CDGJ Commercial Mortgage Trust, 2.00%, 12/15/27 (e)(r)	6,000,000	6,001,950
CGBAM Commercial Mortgage Trust:
1.361%, 2/15/31 (e)(r)	2,000,000	1,993,222
1.761%, 2/15/31 (e)(r)	2,750,000	2,744,230
Colony Multifamily Mortgage Trust, 2.543%, 4/20/50 (e)	6,780,975	6,748,949
COMM SAVA Mortgage Trust, 3.261%, 6/15/34 (e)(r)	4,200,000	4,202,659
Commercial Mortgage Pass Through Certificates:
2.159%, 6/11/27 (e)(r)	5,000,000	4,970,555
3.25%, 11/27/28 (e)(r)	1,351,514	1,358,480
1.758%, 6/8/30 (e)(r)	15,000,000	14,990,640
CSMC Trust:
1.705%, 4/15/27 (e)(r)	3,000,000	3,000,012
2.305%, 4/15/27 (e)(r)	2,000,000	1,987,900
EQTY INNS Mortgage Trust:

1.758%, 5/8/31 (e)(r)	4,500,000	4,453,825
2.507%, 5/8/31 (e)(r)	7,269,000	7,239,313
Extended Stay America Trust, 3.604%, 12/5/31 (e)	7,760,000	7,926,980
GE Business Loan Trust, 0.661%, 11/15/33 (e)(r)	1,651,267	1,560,908
GS Mortgage Securities Corp Trust, 3.79%, 1/10/31 (e)	3,500,000	3,583,895
Hilton USA Trust:
1.657%, 11/5/30 (e)(r)	6,898,255	6,898,614
3.714%, 11/5/30 (e)	1,600,000	1,616,837
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	4,200,000	4,312,531
3.805%, 6/10/27 (e)(r)	3,000,000	3,029,628
3.761%, 6/15/29 (e)(r)	7,300,000	7,205,728
1.311%, 4/15/30 (e)(r)	11,000,000	10,988,417
Morgan Stanley Capital I Trust, 3.446%, 7/13/29 (e)(r)	1,500,000	1,487,766
Motel 6 Trust, 3.781%, 10/5/25 (e)	800,000	791,058
ORES NPL LLC:
3.00%, 3/27/24 (e)	5,316,042	5,315,680
3.081%, 9/25/25 (e)	1,820,046	1,820,046

Total Commercial Mortgage-Backed Securities (Cost $125,278,540)		125,157,273

CORPORATE BONDS - 58.8%
99¢ Only Stores, 11.00%, 12/15/19	1,500,000	1,590,000
AbbVie, Inc., 1.75%, 11/6/17	2,000,000	2,004,346
Aetna, Inc., 1.50%, 11/15/17	1,000,000	992,199
Alcoa, Inc., 5.40%, 4/15/21	2,000,000	2,166,068
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Ally Financial, Inc.:
8.30%, 2/12/15	5,000,000	5,025,000
4.625%, 6/26/15	4,500,000	4,533,750
Amazon.com, Inc.:
2.60%, 12/5/19	1,000,000	1,010,161
3.30%, 12/5/21	1,000,000	1,013,691
America Movil SAB de CV:
2.375%, 9/8/16	2,250,000	2,280,870
1.241%, 9/12/16 (r)	2,000,000	2,014,306
American Airlines Pass Through Trust:
7.00%, 7/31/19 (e)	4,376,950	4,683,336
5.60%, 1/15/22 (e)	2,345,717	2,392,631
4.375%, 4/1/24	3,580,000	3,665,920
American Express Centurion Bank:
0.687%, 11/13/15 (r)	6,150,000	6,160,849
0.875%, 11/13/15	2,000,000	2,002,772
American Express Credit Corp., 1.34%, 6/12/15 (r)	2,500,000	2,510,235
American International Group, Inc., 3.375%, 8/15/20	2,700,000	2,804,763
American Tower Corp., 4.70%, 3/15/22	3,500,000	3,669,722
Amgen, Inc., 3.625%, 5/22/24	575,000	584,454
Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	5,000,000	4,946,190
Antero Resources Finance Corp., 6.00%, 12/1/20	1,000,000	997,500

Anthem, Inc., 1.875%, 1/15/18	2,000,000	1,999,434
Apache Corp., 1.75%, 4/15/17	1,000,000	999,024
ArcelorMittal, 6.125%, 6/1/18	2,300,000	2,452,375
AT&T, Inc.:
2.40%, 8/15/16	13,000,000	13,262,925
2.375%, 11/27/18	4,700,000	4,736,406
3.875%, 8/15/21	2,100,000	2,197,245
Bank of America Corp.:
5.25%, 12/1/15	500,000	517,970
5.70%, 5/2/17	5,000,000	5,405,030
6.40%, 8/28/17	5,000,000	5,570,830
1.271%, 1/15/19 (r)	5,950,000	6,034,532
2.60%, 1/15/19	5,000,000	5,038,880
2.65%, 4/1/19	5,000,000	5,036,675
4.125%, 1/22/24	1,300,000	1,365,201
4.00%, 4/1/24	4,600,000	4,789,635
4.20%, 8/26/24	4,600,000	4,686,135
Bank of America NA:
5.30%, 3/15/17	30,000,000	32,224,950
0.541%, 6/15/17 (r)	19,537,000	19,255,530
6.10%, 6/15/17	1,155,000	1,269,359
Barrick North America Finance LLC, 4.40%, 5/30/21	1,500,000	1,514,628
Bayer US Finance LLC:
1.50%, 10/6/17 (e)	1,000,000	1,000,641
2.375%, 10/8/19 (e)	2,000,000	2,007,936
3.00%, 10/8/21 (e)	1,000,000	1,008,130
Becton Dickinson and Co., 1.75%, 11/8/16	2,000,000	2,014,754
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/20	2,000,000	2,050,764
3.00%, 5/15/22	3,000,000	3,046,818
Berkshire Hathaway, Inc., 1.90%, 1/31/17	3,000,000	3,043,293
Beverages & More, Inc., 10.00%, 11/15/18 (e)	1,500,000	1,395,000
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	7,869,000	8,882,016
Bon-Ton Department Stores, Inc., 8.00%, 6/15/21	1,500,000	1,252,500
BP Capital Markets plc:
1.846%, 5/5/17	5,000,000	5,041,060
1.375%, 5/10/18	2,000,000	1,964,498
2.237%, 5/10/19	1,000,000	998,787
Cantor Fitzgerald LP, 6.375%, 6/26/15 (e)	1,500,000	1,536,951
Capital One Bank:
1.20%, 2/13/17	4,000,000	3,965,316
2.25%, 2/13/19	3,000,000	2,978,274
Capital One Financial Corp.:
3.15%, 7/15/16	2,500,000	2,571,118
6.15%, 9/1/16	3,800,000	4,083,621
Carrols Restaurant Group, Inc., 11.25%, 5/15/18	1,500,000	1,612,500
Caterpillar Financial Services Corp.:
0.70%, 11/6/15	2,000,000	2,003,470
1.25%, 11/6/17	1,000,000	995,266

Cemex SAB de CV:
5.257%, 9/30/15 (e)(r)	16,350,000	16,515,626
4.981%, 10/15/18 (e)(r)	2,000,000	2,056,800
6.50%, 12/10/19 (e)	3,000,000	3,073,500
CenturyLink, Inc.:
5.00%, 2/15/15	1,170,000	1,174,388
5.625%, 4/1/20	2,000,000	2,075,000
6.45%, 6/15/21	5,000,000	5,362,500
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	2,500,000	2,700,000
Cisco Systems, Inc., 2.125%, 3/1/19	4,600,000	4,621,643
CIT Group, Inc.:
4.75%, 2/15/15 (e)	1,000,000	1,000,750
4.25%, 8/15/17	8,325,000	8,491,500
5.25%, 3/15/18	5,100,000	5,316,750
Citigroup, Inc.:
0.506%, 6/9/16 (r)	18,000,000	17,827,812
2.50%, 9/26/18	24,000,000	24,280,416
2.55%, 4/8/19	5,000,000	5,032,885
2.50%, 7/29/19	3,000,000	3,002,409
CNH Industrial Capital LLC, 3.875%, 11/1/15	1,000,000	1,005,000
ConAgra Foods, Inc.:
1.35%, 9/10/15	2,000,000	2,008,066
1.90%, 1/25/18	2,000,000	1,986,676
ConocoPhillips Co., 2.875%, 11/15/21	2,000,000	2,019,940
Continental Airlines Pass Through Trust, 6.25%, 10/11/21	1,865,536	1,958,813
Cott Beverages, Inc., 6.75%, 1/1/20 (e)	1,250,000	1,250,000
Coveris Holdings SA, 7.875%, 11/1/19 (e)	2,000,000	2,060,000
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	4,000,000	4,233,776
4.174%, 8/15/37 (e)	5,500,000	5,755,426
CVS Pass-Through Trust, 6.036%, 12/10/28	1,780,189	2,075,887
DDR Corp., 4.75%, 4/15/18	9,265,000	9,896,845
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,750,000	2,860,000
Deutsche Telekom International Finance BV, 2.25%, 3/6/17 (e)	4,000,000	4,063,180
Discover Bank, 8.70%, 11/18/19	2,107,000	2,605,600
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,024,480
Eaton Corp., 0.95%, 11/2/15	3,000,000	3,002,658
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	22,805,000	25,014,234
ERP Operating LP, 2.375%, 7/1/19	2,000,000	1,991,452
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	5,650,000	5,085,000
Fifth Third Bancorp, 0.667%, 12/20/16 (r)	12,000,000	11,904,144
First Data Corp., 11.75%, 8/15/21	700,000	803,250
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	16,550,000	17,129,995
3.984%, 6/15/16	4,000,000	4,141,608
4.25%, 2/3/17	4,500,000	4,725,310
2.375%, 3/12/19	2,600,000	2,581,899
1.162%, 11/4/19 (r)	4,700,000	4,702,106

Freeport-McMoRan, Inc., 2.30%, 11/14/17	3,000,000	3,003,600
General Electric Capital Corp.:
2.90%, 1/9/17	6,000,000	6,208,974
2.30%, 4/27/17	9,000,000	9,218,250
0.965%, 4/2/18 (r)	5,000,000	5,046,455
4.625%, 1/7/21	1,300,000	1,448,967
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	5,000,000	5,311,965
General Motors Co., 4.00%, 4/1/25	900,000	902,250
General Motors Financial Co., Inc.:
3.00%, 9/25/17	2,000,000	2,022,560
3.50%, 7/10/19	1,000,000	1,021,122
Glencore Finance Canada Ltd., 2.05%, 10/23/15 (e)	4,000,000	4,026,028
Glencore Funding LLC:
1.591%, 1/15/19 (e)(r)	8,000,000	8,135,112
3.125%, 4/29/19 (e)	2,000,000	2,004,800
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	2,300,000	2,359,933
2.375%, 1/22/18	6,900,000	6,969,683
6.15%, 4/1/18	4,600,000	5,163,127
2.625%, 1/31/19	10,800,000	10,865,945
1.251%, 10/23/19 (r)	8,000,000	8,037,176
2.55%, 10/23/19	3,000,000	2,989,044
4.00%, 3/3/24	2,500,000	2,595,372
Great River Energy, 5.829%, 7/1/17 (e)	6,555,727	6,973,595
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (e)	2,000,000	2,115,000
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (e)	3,000,000	3,008,187
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	4,250,000	4,802,895
HCA, Inc., 6.375%, 1/15/15	4,000,000	4,000,000
Hercules Offshore, Inc., 10.25%, 4/1/19 (e)	5,610,000	2,973,300
HSBC USA, Inc., 2.375%, 2/13/15	2,000,000	2,004,018
Hyundai Capital America:
1.875%, 8/9/16 (e)	1,000,000	1,006,924
2.875%, 8/9/18 (e)	1,000,000	1,020,196
Hyundai Capital Services, Inc., 3.50%, 9/13/17 (e)	3,000,000	3,103,431
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	5,550,000	5,536,125
International Lease Finance Corp., 4.875%, 4/1/15	7,750,000	7,806,188
Jefferies Group LLC, 5.125%, 4/13/18	6,500,000	6,854,952
John Deere Capital Corp., 1.95%, 3/4/19	1,500,000	1,488,322
JPMorgan Chase & Co.:
6.00%, 1/15/18	2,000,000	2,237,676
2.35%, 1/28/19	19,700,000	19,828,523
3.625%, 5/13/24	1,500,000	1,535,404
3.875%, 9/10/24	2,000,000	2,001,702
JPMorgan Chase Bank NA, 5.875%, 6/13/16	8,000,000	8,527,832
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	3,000,000	3,090,000
Kia Motors Corp., 3.625%, 6/14/16 (e)	5,850,000	6,031,584
Kinder Morgan Energy Partners LP:
2.65%, 2/1/19	1,000,000	985,313
3.45%, 2/15/23	3,000,000	2,871,777

Kinder Morgan, Inc.:
2.00%, 12/1/17	1,000,000	993,813
3.05%, 12/1/19	3,000,000	2,976,150
Koppers, Inc., 7.875%, 12/1/19	2,500,000	2,565,625
Kraft Foods Group, Inc.:
1.625%, 6/4/15	1,000,000	1,004,261
2.25%, 6/5/17	2,000,000	2,032,990
Kroger Co., 2.95%, 11/1/21	3,000,000	2,975,391
Laboratory Corp. of America Holdings, 4.00%, 11/1/23	1,200,000	1,230,762
Landry's, Inc., 9.375%, 5/1/20 (e)	4,041,000	4,283,460
Lear Corp., 8.125%, 3/15/20	1,164,000	1,225,110
Leucadia National Corp.:
8.125%, 9/15/15	4,200,000	4,387,194
5.50%, 10/18/23	2,700,000	2,765,129
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,655,888
Lockheed Martin Corp., 2.125%, 9/15/16	2,000,000	2,036,548
LyondellBasell Industries NV, 5.00%, 4/15/19	4,500,000	4,908,438
Masco Corp.:
4.80%, 6/15/15	1,000,000	1,015,408
5.85%, 3/15/17	3,010,000	3,228,225
Medtronic, Inc.:
1.50%, 3/15/18 (e)	1,000,000	995,221
2.50%, 3/15/20 (e)	1,000,000	1,002,623
3.15%, 3/15/22 (e)	3,000,000	3,038,028
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (e)	8,000,000	7,950,152
Microsoft Corp., 0.875%, 11/15/17	1,000,000	990,032
Molson Coors Brewing Co., 2.00%, 5/1/17	1,000,000	1,008,412
Morgan Stanley:
6.25%, 8/28/17	8,200,000	9,109,085
1.875%, 1/5/18	3,000,000	2,989,020
2.125%, 4/25/18	4,750,000	4,752,750
0.971%, 7/23/19 (r)	11,000,000	10,955,967
2.375%, 7/23/19	9,400,000	9,365,333
Mylan, Inc.:
1.80%, 6/24/16	2,000,000	2,012,060
2.60%, 6/24/18	1,000,000	1,013,065
National City Corp., 6.875%, 5/15/19	1,500,000	1,762,137
National Oilwell Varco, Inc., 1.35%, 12/1/17	1,000,000	987,159
Nationwide Health Properties, Inc., 6.90%, 10/1/37	5,890,000	7,844,308
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	2,000,000	1,980,312
NBCUniversal Media LLC, 4.375%, 4/1/21	5,000,000	5,498,985
NII Capital Corp., 7.625%, 4/1/21 (p)*	17,270,000	3,194,950
Nissan Motor Acceptance Corp.:
2.65%, 9/26/18 (e)	4,600,000	4,684,074
2.35%, 3/4/19 (e)	3,800,000	3,814,045
Noble Holding International Ltd., 2.50%, 3/15/17	2,000,000	1,913,278
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20	4,000,000	4,040,000
Northrop Grumman Corp., 1.75%, 6/1/18	2,000,000	1,985,628
Numericable-SFR, 4.875%, 5/15/19 (e)	2,000,000	1,982,500

OneMain Financial Holdings, Inc.:
6.75%, 12/15/19 (e)	3,100,000	3,162,000
7.25%, 12/15/21 (e)	1,000,000	1,025,000
Oracle Corp.:
2.25%, 10/8/19	2,000,000	2,014,288
2.80%, 7/8/21	2,000,000	2,024,874
Penske Truck Leasing Co. LP / PTL Finance Corp.:
2.50%, 3/15/16 (e)	5,000,000	5,068,810
2.875%, 7/17/18 (e)	1,950,000	1,982,770
Permian Holdings, Inc., 10.50%, 1/15/18 (e)	2,406,000	1,804,500
Pernod Ricard SA:
2.95%, 1/15/17 (e)	5,000,000	5,115,730
4.25%, 7/15/22 (e)	2,000,000	2,114,220
Perrigo Co. plc, 1.30%, 11/8/16	1,000,000	995,621
Pioneer Natural Resources Co., 5.875%, 7/15/16	4,950,000	5,257,296
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	2,129,000	2,272,708
Prudential Covered Trust, 2.997%, 9/30/15 (e)	300,000	304,214
Quicksilver Resources, Inc., 7.125%, 4/1/16	8,250,000	660,000
Regions Bank, 7.50%, 5/15/18	3,800,000	4,411,401
Regions Financial Corp., 5.75%, 6/15/15	7,750,000	7,910,960
Rio Tinto Finance USA plc, 2.00%, 3/22/17	3,500,000	3,542,024
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	3,000,000	3,097,500
Ryder System, Inc., 3.15%, 3/2/15	4,000,000	4,015,196
SABMiller Holdings, Inc., 2.20%, 8/1/18 (e)	8,700,000	8,723,412
SBA Communications Corp., 4.875%, 7/15/22 (e)	1,398,000	1,345,575
SBA Tower Trust, 2.24%, 4/15/43 (e)	12,000,000	11,890,032
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	6,627,000	6,693,270
SunTrust Bank, 0.523%, 8/24/15 (r)	5,175,000	5,164,640
SunTrust Banks, Inc., 3.50%, 1/20/17	2,500,000	2,606,138
SUPERVALU, Inc.:
8.00%, 5/1/16	775,000	833,125
6.75%, 6/1/21	4,000,000	3,930,000
Symantec Corp., 2.75%, 9/15/15	2,710,000	2,743,273
Sysco Corp.:
1.45%, 10/2/17	1,000,000	998,900
2.35%, 10/2/19	1,000,000	1,005,444
Telefonica Emisiones SAU:
3.992%, 2/16/16	5,270,000	5,420,153
3.192%, 4/27/18	3,000,000	3,085,017
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/17	2,000,000	1,988,802
2.40%, 2/1/19	1,000,000	1,001,491
Time Warner Cable, Inc.:
6.75%, 7/1/18	3,000,000	3,440,631
8.75%, 2/14/19	1,500,000	1,856,780
Time Warner, Inc., 4.05%, 12/15/23	1,500,000	1,573,564
Total Capital International SA, 1.55%, 6/28/17	3,000,000	3,010,233
UDR, Inc., 3.70%, 10/1/20	2,000,000	2,073,320
United Airlines Pass Through Trust:

4.75%, 10/11/23	4,400,000	4,356,000
4.625%, 3/3/24	3,150,000	3,087,000
UnitedHealth Group, Inc., 1.875%, 11/15/16	2,000,000	2,031,664
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	2,000,000	2,116,566
2.70%, 4/1/20	3,000,000	2,968,635
Verizon Communications, Inc.:
2.625%, 2/21/20 (e)	22,435,000	22,178,501
3.50%, 11/1/24	2,000,000	1,964,998
Viacom, Inc.:
2.20%, 4/1/19	3,000,000	2,957,283
2.75%, 12/15/19	2,000,000	2,003,966
Virgin Australia Trust:
6.00%, 4/23/22 (e)	2,364,048	2,430,951
5.00%, 4/23/25 (e)	9,461,192	9,697,722
Virgin Media Finance plc, 4.875%, 2/15/22	1,000,000	922,500
Volkswagen International Finance NV:
1.125%, 11/18/16 (e)	2,000,000	1,997,824
2.125%, 11/20/18 (e)	1,000,000	998,098
Vornado Realty LP, 5.00%, 1/15/22	1,500,000	1,646,502
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	4,000,000	3,862,000
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/17	1,000,000	1,002,476
2.70%, 11/18/19	2,000,000	2,010,176
3.30%, 11/18/21	2,000,000	2,013,914
Whirlpool Corp., 1.65%, 11/1/17	2,000,000	1,993,364
Williams Co.'s, Inc., 4.55%, 6/24/24	3,000,000	2,789,943
Xerox Corp., 2.80%, 5/15/20	2,000,000	1,964,594
Zoetis, Inc., 1.875%, 2/1/18	6,250,000	6,193,762

Total Corporate Bonds (Cost $986,437,506)		991,913,738

FLOATING RATE LOANS(d)- 0.3%
Albertson's Holdings LLC:
4.00%, 8/25/19 (r)	1,200,000	1,191,900
4.50%, 8/25/21 (r)	950,000	949,110
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	2,302,033	2,256,952
SUPERVALU, Inc., 4.50%, 3/21/19 (r)	1,470,969	1,442,010

Total Floating Rate Loans (Cost $5,883,121)		5,839,972

MUNICIPAL OBLIGATIONS - 0.2%
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15	2,475,000	2,431,836
4.704%, 5/1/16	1,210,000	1,032,408

Total Municipal Obligations (Cost $3,542,650)		3,464,244

SOVEREIGN GOVERNMENT BONDS - 0.1%
Kommunalbanken AS, 0.75%, 11/21/16 (e)	1,000,000	998,610

Total Sovereign Government Bonds (Cost $998,263)		998,610

TIME DEPOSIT - 3.6%
State Street Bank Time Deposit, 0.069%, 1/2/15	60,766,602	60,766,602

Total Time Deposit (Cost $60,766,602)		60,766,602

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
COP I LLC, 3.613%, 12/5/21	1,908,893	2,039,253

Total U.S. Government Agencies and Instrumentalities (Cost $1,908,893)		2,039,253

U.S. TREASURY OBLIGATIONS - 6.6%
United States Treasury Notes:
0.50%, 11/30/16	7,550,000	7,531,125
1.00%, 12/15/17	87,805,000	87,599,185
1.50%, 11/30/19	1,730,000	1,719,053
1.875%, 11/30/21	7,205,000	7,162,786
2.25%, 11/15/24	6,505,000	6,548,707

Total U.S. Treasury Obligations (Cost $110,711,211)		110,560,856

TOTAL INVESTMENTS (Cost $1,677,810,496) - 99.6%		1,680,523,068
Other assets and liabilities, net - 0.4%		6,947,569
NET ASSETS - 100%		$1,687,470,637

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	61	3/15	$13,334,219	$22,575
5 Year U.S. Treasury Notes	453	3/15	53,875,149	80,700
10 Year U.S. Treasury Notes	204	3/15	25,866,563	(154,501)
Total Sold				($51,226)

(b) This security was valued under the direction of the Board of Trustees. See Note A.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) Security is in default and is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

ASSET-BACKED SECURITIES - 2.7%	PRINCIPAL AMOUNT	VALUE
American Homes 4 Rent, 3.786%, 10/17/36 (e)	$448,774	$457,867
American Homes 4 Rent Trust:
4.705%, 10/17/36 (e)	235,000	239,711
4.596%, 12/17/36 (e)	300,000	303,991
JGWPT XXXII LLC, 4.48%, 1/15/75 (e)	150,000	154,569
SBA Tower Trust, 3.869%, 10/15/49 (e)	500,000	508,654
VOLT XIX LLC, 3.875%, 4/26/55 (e)(r)	500,000	497,500

Total Asset-Backed Securities (Cost $2,139,198)		2,162,292

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.2%
Freddie Mac Structured Agency Credit Risk Debt Notes:
4.72%, 10/25/24 (r)	100,000	98,618
4.92%, 10/25/24 (r)	100,000	98,781

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $200,000)		197,399

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
CSMC Trust, 4.185%, 9/15/37 (e)	200,000	209,203
JP Morgan Chase Commercial Mortgage Securities Trust, 4.159%, 12/15/47 (r)	300,000	286,648
WFRBS Commercial Mortgage Trust:
3.497%, 8/15/47 (e)	200,000	166,556
4.234%, 8/15/47 (r)	200,000	200,929

Total Commercial Mortgage-Backed Securities (Cost $862,943)		863,336

CORPORATE BONDS - 81.9%
21st Century Fox America, Inc., 5.40%, 10/1/43	500,000	595,270
AbbVie, Inc., 4.40%, 11/6/42	500,000	515,834
Access Midstream Partners LP / ACMP Finance Corp., 6.125%, 7/15/22	400,000	425,000
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 2.75%, 5/15/17 (e)	500,000	490,000
Aetna, Inc., 4.50%, 5/15/42	500,000	529,364
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	4,817	—
Ally Financial, Inc., 4.625%, 6/26/15	500,000	503,750
America Movil SAB de CV, 4.375%, 7/16/42	500,000	479,000
American Airlines Pass Through Trust, 5.60%, 1/15/22 (e)	281,486	287,116
American International Group, Inc., 4.125%, 2/15/24	600,000	638,707
American Tower Corp., 4.70%, 3/15/22	500,000	524,246
Amgen, Inc., 5.15%, 11/15/41	500,000	563,575
Anadarko Petroleum Corp., 4.50%, 7/15/44	500,000	485,238

Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	750,000	705,084
Apache Corp., 4.75%, 4/15/43	300,000	281,338
Apple, Inc., 3.85%, 5/4/43	500,000	500,362
AT&T, Inc., 4.35%, 6/15/45	1,300,000	1,225,580
Bank of America Corp.:
4.125%, 1/22/24	460,000	483,071
4.20%, 8/26/24	500,000	509,362
4.25%, 10/22/26	640,000	638,563
Barrick North America Finance LLC, 5.75%, 5/1/43	250,000	248,057
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	500,000	523,143
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	1,000,000	1,075,587
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,000,000	1,128,735
Celanese US Holdings LLC, 5.875%, 6/15/21	100,000	106,000
Cemex SAB de CV:
5.257%, 9/30/15 (e)(r)	1,000,000	1,010,130
6.50%, 12/10/19 (e)	250,000	256,125
CenturyLink, Inc., 7.65%, 3/15/42	400,000	398,000
CIT Group, Inc., 4.75%, 2/15/15 (e)	550,000	550,412
Citigroup, Inc., 5.50%, 9/13/25	1,200,000	1,327,806
CNH Industrial Capital LLC, 3.875%, 11/1/15	500,000	502,500
ConAgra Foods, Inc., 4.65%, 1/25/43	830,000	866,244
ConocoPhillips Co., 4.30%, 11/15/44	250,000	261,522
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	900,000	989,303
Cummins, Inc., 4.875%, 10/1/43	300,000	348,899
CVS Health Corp., 5.30%, 12/5/43	250,000	298,856
CVS Pass-Through Trust, 6.036%, 12/10/28	286,378	333,947
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	400,000	427,572
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	200,000	206,672
Discover Bank, 7.00%, 4/15/20	500,000	589,272
Dow Chemical Co., 4.625%, 10/1/44	300,000	303,809
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	1,017,549
Duke Energy Progress, Inc., 4.10%, 5/15/42	500,000	530,154
Eaton Corp., 4.15%, 11/2/42	500,000	496,257
Enterprise Products Operating LLC:
4.85%, 8/15/42	500,000	519,583
4.85%, 3/15/44	500,000	521,360
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	200,000	219,375
Ford Motor Co., 4.75%, 1/15/43	700,000	738,584
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	300,000	347,336
Freeport-McMoRan, Inc., 5.45%, 3/15/43	250,000	236,394
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	600,000	637,436
General Electric Co.:
3.375%, 3/11/24	1,000,000	1,033,048
4.50%, 3/11/44	1,000,000	1,099,222
General Motors Co., 5.20%, 4/1/45	250,000	263,750
Genworth Holdings, Inc., 4.80%, 2/15/24	350,000	283,719
Goldman Sachs Group, Inc., 4.00%, 3/3/24	900,000	934,334
HCA, Inc., 6.375%, 1/15/15	500,000	500,000
Heineken NV, 4.00%, 10/1/42 (e)	1,000,000	974,479

Hercules Offshore, Inc., 10.25%, 4/1/19 (e)	500,000	265,000
Home Depot, Inc., 4.40%, 3/15/45	400,000	437,166
Illinois Tool Works, Inc., 3.90%, 9/1/42	500,000	503,701
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	250,000	249,375
Intel Corp., 4.80%, 10/1/41	250,000	274,560
JPMorgan Chase & Co.:
3.625%, 5/13/24	600,000	614,162
3.875%, 9/10/24	900,000	900,766
Kinder Morgan Energy Partners LP, 5.40%, 9/1/44	300,000	300,615
Kinder Morgan, Inc., 5.55%, 6/1/45	500,000	512,114
Kraft Foods Group, Inc., 3.50%, 6/6/22	1,000,000	1,024,712
Kroger Co., 5.15%, 8/1/43	500,000	569,274
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	750,000	776,250
Leucadia National Corp., 6.625%, 10/23/43	400,000	406,656
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	750,000	772,859
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	100,000	101,072
Lowe's Co.'s, Inc., 4.65%, 4/15/42	250,000	278,057
LYB International Finance BV, 5.25%, 7/15/43	250,000	271,662
Macy's Retail Holdings, Inc., 5.125%, 1/15/42	750,000	812,926
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	265,132
Medtronic, Inc., 4.625%, 3/15/45 (e)	250,000	270,998
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	250,000	248,554
Methanex Corp., 5.65%, 12/1/44	250,000	255,612
MetLife, Inc., 4.875%, 11/13/43	500,000	564,674
Molson Coors Brewing Co., 5.00%, 5/1/42	1,000,000	1,085,470
Morgan Stanley, 5.00%, 11/24/25	1,300,000	1,387,250
National Oilwell Varco, Inc., 3.95%, 12/1/42	500,000	460,590
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	1,059,613
Newmont Mining Corp., 4.875%, 3/15/42	250,000	217,747
NII Capital Corp., 7.625%, 4/1/21 (p)*	1,000,000	185,000
Northrop Grumman Corp., 4.75%, 6/1/43	250,000	279,114
NYU Hospitals Center, 4.428%, 7/1/42	1,000,000	1,013,147
OneMain Financial Holdings, Inc., 7.25%, 12/15/21 (e)	200,000	205,000
Oracle Corp.:
4.30%, 7/8/34	200,000	214,134
4.50%, 7/8/44	200,000	217,235
PacifiCorp, 4.10%, 2/1/42	400,000	422,018
Pernod Ricard SA, 5.50%, 1/15/42 (e)	500,000	581,576
Perrigo Co. plc, 5.30%, 11/15/43	500,000	552,137
Prudential Financial, Inc., 4.60%, 5/15/44	300,000	316,176
Rogers Communications, Inc., 5.00%, 3/15/44	250,000	273,392
SABMiller Holdings, Inc.:
3.75%, 1/15/22 (e)	780,000	814,094
4.95%, 1/15/42 (e)	500,000	563,252
SBA Communications Corp., 4.875%, 7/15/22 (e)	400,000	385,000
Shell International Finance BV, 4.55%, 8/12/43	300,000	328,191
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	205,000	207,050
Sysco Corp., 4.50%, 10/2/44	500,000	542,337
Target Corp., 4.00%, 7/1/42	250,000	253,956

Time Warner Cable, Inc., 5.50%, 9/1/41	800,000	929,538
Time Warner, Inc.:
5.375%, 10/15/41	250,000	282,327
4.90%, 6/15/42	500,000	526,808
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	300,000	280,744
United Airlines Pass Through Trust, 4.75%, 10/11/23	300,000	297,000
United Technologies Corp., 4.50%, 6/1/42	500,000	544,394
Verizon Communications, Inc.:
3.50%, 11/1/24	300,000	294,750
5.05%, 3/15/34	1,500,000	1,600,088
4.862%, 8/21/46 (e)	1,575,000	1,617,883
Viacom, Inc.:
4.50%, 2/27/42	500,000	487,458
5.25%, 4/1/44	250,000	264,371
Virgin Australia Trust, 6.00%, 4/23/22 (e)	347,526	357,361
Vodafone Group plc, 4.375%, 2/19/43	100,000	97,459
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	500,000	482,750
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	400,000	421,748
Wal-Mart Stores, Inc., 4.00%, 4/11/43	1,200,000	1,244,976
Williams Co.'s, Inc., 5.75%, 6/24/44	1,000,000	869,857
Zoetis, Inc., 4.70%, 2/1/43	500,000	508,888

Total Corporate Bonds (Cost $63,870,279)		65,833,407

MUNICIPAL OBLIGATIONS - 1.8%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	1,000,000	1,181,890
Government Development Bank for Puerto Rico Revenue Bonds, 3.448%, 2/1/15	200,000	196,512
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	96,708

Total Municipal Obligations (Cost $1,283,736)		1,475,110

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.7%
Tennessee Valley Authority, 2.875%, 9/15/24	550,000	557,030

Total U.S. Government Agencies and Instrumentalities (Cost $544,302)		557,030

U.S. TREASURY OBLIGATIONS - 7.7%
United States Treasury Bonds, 3.125%, 8/15/44	3,443,000	3,706,603
United States Treasury Notes:
1.00%, 12/15/17	85,000	84,801
2.25%, 11/15/24	2,380,000	2,395,991

Total U.S. Treasury Obligations (Cost $6,085,438)		6,187,395

TIME DEPOSIT - 2.7%
State Street Bank Time Deposit, 0.069%, 1/2/15	2,170,015	2,170,015

Total Time Deposit (Cost $2,170,015)		2,170,015

TOTAL INVESTMENTS (Cost $77,155,911) - 98.8%	79,445,984
Other assets and liabilities, net - 1.2%	936,980
NET ASSETS - 100%	$80,382,964

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
Ultra U.S. Treasury Bonds	112	3/15	$18,501,000	$643,676

Sold:
5 Year U.S. Treasury Notes	42	3/15	$4,995,047	$3,789
10 Year U.S. Treasury Notes	210	3/15	26,627,344	(184,798)
Total Sold				($181,009)

(b) This security was valued under the direction of the Board of Trustees. See Note A.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) Security is in default and is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

ASSET-BACKED SECURITIES - 36.4%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	$343,595	$343,747
1.32%, 2/15/17 (e)	2,317,970	2,319,565
1.14%, 3/12/18 (e)	3,457,385	3,458,322
1.45%, 4/16/18 (e)	3,250,907	3,253,703
1.33%, 7/10/18 (e)	5,000,000	4,998,590
0.99%, 8/10/18 (e)	7,939,596	7,895,928
2.28%, 9/17/18 (e)	1,800,000	1,804,084
2.78%, 9/17/18 (e)	4,100,000	4,108,909
2.84%, 5/15/19 (e)	3,080,000	3,107,005
American Homes 4 Rent:
1.25%, 6/17/31 (e)(r)	6,937,518	6,846,616
1.60%, 6/17/31 (e)(r)	3,550,000	3,482,518
AmeriCredit Automobile Receivables Trust, 1.31%, 11/8/17	900,000	902,811
BCC Funding VIII LLC, 1.794%, 6/20/20 (e)	1,311,875	1,309,644
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	461,650	462,598
CarFinance Capital Auto Trust:
1.65%, 7/17/17 (e)	1,339,874	1,341,332
1.75%, 11/15/17 (e)	2,672,460	2,679,775
1.46%, 12/17/18 (e)	9,287,209	9,299,886
1.44%, 11/16/20 (e)	8,765,417	8,758,133
Carnow Auto Receivables Trust, 0.96%, 1/17/17 (e)	7,554,953	7,546,627
Chesapeake Funding LLC:
1.757%, 11/7/23 (e)(r)	200,000	201,434
1.407%, 4/7/24 (e)(r)	1,008,482	1,013,239
1.157%, 1/7/25 (e)(r)	2,680,000	2,694,075
College Loan Corp Trust I, 0.354%, 10/25/25 (r)	580,000	577,298
Colony American Homes, 1.60%, 5/17/31 (e)(r)	1,000,000	981,331
CPS Auto Receivables Trust:
2.82%, 4/16/18 (e)	205,237	205,998
4.94%, 4/16/18 (e)	10,974	10,990
1.54%, 7/16/18 (e)	2,194,529	2,196,432
1.21%, 8/15/18 (e)	3,580,252	3,570,743
1.11%, 11/15/18 (e)	4,192,683	4,172,847
1.31%, 2/15/19 (e)	3,184,648	3,174,549
1.31%, 6/15/20 (e)	268,169	266,853
CPS Auto Trust:
1.64%, 4/16/18 (e)	3,804,259	3,807,652
1.48%, 3/16/20 (e)	1,295,863	1,296,007
Credit Acceptance Auto Loan Trust:
2.20%, 9/16/19 (e)	125,878	126,130

1.52%, 3/16/20 (e)	610,011	611,283
DT Auto Owner Trust, 0.98%, 4/16/18 (e)	7,000,000	6,972,700
Exeter Automobile Receivables Trust:
3.18%, 3/15/17 (e)	395,960	397,033
1.30%, 6/15/17 (e)	307,754	308,025
1.29%, 10/16/17 (e)	2,582,950	2,587,532
1.49%, 11/15/17 (e)	4,071,452	4,076,407
2.22%, 12/15/17 (e)	6,250,000	6,283,319
1.29%, 5/15/18 (e)	3,082,183	3,084,679
2.41%, 5/15/18 (e)	1,000,000	1,003,162
1.06%, 8/15/18 (e)	2,143,679	2,140,284
1.32%, 1/15/19 (e)	14,717,001	14,714,441
First Investors Auto Owner Trust, 1.47%, 5/15/18 (e)	433,751	434,580
Flagship Credit Auto Trust:
3.32%, 10/16/17 (e)	1,189,090	1,202,517
1.32%, 4/16/18 (e)	2,728,732	2,730,986
1.94%, 1/15/19 (e)	4,836,060	4,866,972
1.21%, 4/15/19 (e)	4,072,713	4,062,365
1.43%, 12/16/19 (e)	8,534,844	8,524,150
GLC II Trust, 4.00%, 12/18/20 (e)	4,500,000	4,491,450
GMAT Trust, 3.721%, 2/25/44 (e)(r)	821,747	822,038
HLSS Servicer Advance Receivables Trust, 1.244%, 1/17/45 (e)	13,000,000	13,000,000
Invitation Homes Trust:
1.40%, 12/17/30 (e)(r)	4,914,041	4,890,173
2.10%, 12/17/30 (e)(r)	7,000,000	6,855,303
1.262%, 9/17/31 (e)(r)	3,500,000	3,456,523
Nations Equipment Finance Funding II LLC, 1.558%, 7/20/18 (e)	8,306,388	8,296,537
Navistar Financial Dealer Note Master Owner Trust II, 1.17%, 10/25/19 (e)(r)	1,300,000	1,302,798
Navistar Financial Dealer Note Master Trust:
0.84%, 1/25/18 (e)(r)	2,360,000	2,360,460
1.67%, 1/25/18 (e)(r)	1,375,000	1,375,546
0.85%, 9/25/18 (e)(r)	700,000	700,697
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	1,111,190	1,111,820
Santander Drive Auto Receivables Trust:
3.11%, 5/16/16	41,529	41,614
1.33%, 5/15/17	1,273,037	1,275,452
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (e)(r)	3,956,393	3,921,660
Sierra Timeshare Receivables Funding LLC:
4.23%, 4/20/26 (e)	1,289,093	1,324,195
2.84%, 11/20/28 (e)	4,394,381	4,456,408
3.58%, 11/20/28 (e)	1,342,727	1,364,626
2.66%, 8/20/29 (e)	2,901,197	2,917,849
1.59%, 11/20/29 (e)	1,837,265	1,832,765
2.39%, 11/20/29 (e)	205,341	205,606
2.07%, 3/20/30 (e)	2,209,292	2,219,881
2.42%, 3/20/30 (e)	1,290,098	1,296,313
2.70%, 10/20/30 (e)	1,590,193	1,581,115
Silver Bay Realty Trust, 1.615%, 9/17/31 (e)(r)	2,000,000	1,965,454
Silverleaf Finance VIII LLC, 8.475%, 5/16/22 (e)	436,325	441,186

SLM Private Credit Student Loan Trust, 0.441%, 6/15/23 (r)	4,556,000	4,440,961
SLM Private Education Loan Trust, 1.311%, 1/15/26 (e)(r)	2,000,000	2,019,944
SNAAC Auto Receivables Trust:
1.14%, 7/16/18 (e)	304,594	304,869
1.03%, 9/17/18 (e)	2,433,087	2,432,328
SoFi Professional Loan Program LLC:
1.77%, 6/25/25 (e)(r)	8,215,017	8,324,704
1.405%, 8/25/32 (e)(r)	3,250,000	3,253,734
SpringCastle America Funding LLC, 2.70%, 5/25/23 (e)	10,894,679	10,877,323
Springleaf Funding Trust:
2.58%, 9/15/21 (e)	7,950,000	7,972,888
3.92%, 1/16/23 (e)	2,900,000	2,917,110
SWAY Residential Trust, 1.457%, 1/17/20 (e)(r)	3,000,000	2,991,372
Synchrony Credit Card Master Note Trust, 1.161%, 5/15/19 (r)	1,530,000	1,536,198
United Auto Credit Securitization Trust:
2.22%, 12/15/17 (e)	1,312,000	1,314,999
2.90%, 12/15/17 (e)	2,600,000	2,612,579
VOLT XIX LLC, 3.875%, 4/26/55 (e)(r)	3,300,000	3,283,500
VOLT XXIV LLC, 3.25%, 11/25/53 (e)(r)	921,757	922,628
Westlake Automobile Receivables Trust, 0.70%, 5/15/17 (e)	350,000	349,867
Wheels SPV LLC, 1.19%, 3/20/21 (e)	49,594	49,627

Total Asset-Backed Securities (Cost $291,887,658)		291,327,906

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 4.4%
CAM Mortgage Trust, 2.60%, 5/15/48 (e)(r)	3,801,876	3,801,515
Fannie Mae Connecticut Avenue Securities:
1.77%, 1/25/24 (r)	9,538,907	9,520,744
1.12%, 5/25/24 (r)	9,009,663	8,842,029
1.37%, 7/25/24 (r)	9,888,386	9,797,008
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.605%, 11/25/23 (r)	3,960,970	3,949,329

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $36,245,265)		35,910,625

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.7%
BAMLL Commercial Mortgage Securities Trust, 1.661%, 9/15/26 (e)(r)	2,000,000	1,996,102
BAMLL-DB Trust, 2.343%, 4/13/29 (e)	2,214,814	2,234,933
Bear Stearns Commercial Mortgage Securities Trust, 5.655%, 6/11/40 (r)	739,640	747,796
BLCP Hotel Trust, 1.511%, 8/15/29 (e)(r)	7,500,000	7,507,635
Boca Hotel Portfolio Trust, 1.311%, 8/15/26 (e)(r)	2,132,233	2,132,114
CDGJ Commercial Mortgage Trust, 1.55%, 12/15/27 (e)(r)	7,000,000	7,002,303
CGBAM Commercial Mortgage Trust, 1.361%, 2/15/31 (e)(r)	5,000,000	4,983,055
COMM Mortgage Trust, 1.208%, 6/8/30 (e)(r)	2,000,000	1,999,218
Commercial Mortgage Pass Through Certificates:
1.809%, 6/11/27 (e)(r)	6,500,000	6,473,785
1.758%, 6/8/30 (e)(r)	5,000,000	4,996,880
CSMC Trust:
1.46%, 2/15/29 (e)(r)	4,500,000	4,504,928

1.96%, 2/15/29 (e)(r)	1,000,000	1,001,823
2.41%, 2/15/29 (e)(r)	1,000,000	1,002,839
1.52%, 9/15/38 (e)(r)	3,900,000	3,890,250
Del Coronado Trust, 0.961%, 3/15/26 (e)(r)	4,286,000	4,278,658
Extended Stay America Trust:
0.857%, 12/5/31 (e)(r)	5,000,000	4,978,660
0.957%, 12/5/31 (e)(r)	5,295,606	5,288,377
1.257%, 12/5/31 (e)(r)	5,000,000	4,987,435
GP Portfolio Trust, 2.111%, 2/15/27 (e)(r)	5,000,000	5,006,535
Hilton USA Trust:
1.157%, 11/5/30 (e)(r)	6,996,802	6,997,159
1.657%, 11/5/30 (e)(r)	2,956,395	2,956,549
JP Morgan Chase Commercial Mortgage Securities Trust:
1.662%, 7/17/26 (e)(r)	2,100,000	2,101,447
1.061%, 4/15/27 (e)(r)	6,320,000	6,318,824
1.861%, 6/15/29 (e)(r)	5,700,000	5,679,058
0.941%, 4/15/30 (e)(r)	2,870,000	2,867,535
1.311%, 4/15/30 (e)(r)	1,150,000	1,148,789
LB-UBS Commercial Mortgage Trust, 5.341%, 9/15/39	1,426,990	1,426,669
ORES NPL LLC, 3.00%, 3/27/24 (e)	2,559,576	2,559,402
Wachovia Bank Commercial Mortgage Trust:
0.241%, 6/15/20 (e)(r)	5,915,739	5,902,014
0.301%, 6/15/20 (e)(r)	1,423,471	1,398,816
Wells Fargo Commercial Mortgage Trust, 1.505%, 2/15/27 (e)(r)	3,000,000	2,999,151

Total Commercial Mortgage-Backed Securities (Cost $117,429,612)		117,368,739

CORPORATE BONDS - 38.4%
Ally Financial, Inc.:
8.30%, 2/12/15	1,000,000	1,005,000
4.625%, 6/26/15	6,309,000	6,356,318
America Movil SAB de CV, 1.241%, 9/12/16 (r)	7,500,000	7,553,648
American Express Co., 0.823%, 5/22/18 (r)	4,000,000	3,999,876
ArcelorMittal, 4.25%, 8/5/15	1,200,000	1,218,000
AT&T, Inc.:
1.146%, 11/27/18 (r)	4,000,000	4,064,280
0.909%, 3/11/19 (r)	10,000,000	10,065,540
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 2.984%, 12/1/17 (r)	2,700,000	2,700,000
Bank of America Corp., 1.271%, 1/15/19 (r)	3,500,000	3,549,724
Bank of America NA, 0.541%, 6/15/17 (r)	16,000,000	15,769,488
BB&T Corp., 1.101%, 6/15/18 (r)	2,000,000	2,019,734
BP Capital Markets plc:
0.742%, 5/10/18 (r)	1,000,000	989,192
0.865%, 9/26/18 (r)	5,000,000	4,954,415
Branch Banking & Trust Co., 0.561%, 9/13/16 (r)	4,700,000	4,683,935
Capital One Financial Corp., 0.872%, 11/6/15 (r)	5,000,000	5,015,660
Cemex SAB de CV, 5.257%, 9/30/15 (e)(r)	12,200,000	12,323,586
CenturyLink, Inc., 5.00%, 2/15/15	5,000,000	5,018,750
Cisco Systems, Inc., 0.734%, 3/1/19 (r)	1,000,000	1,004,883

Citigroup, Inc.:
0.506%, 6/9/16 (r)	14,102,000	13,967,100
1.003%, 4/8/19 (r)	6,000,000	6,022,506
CNH Industrial Capital LLC, 3.875%, 11/1/15	2,000,000	2,010,000
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	999,827
Digital Realty Trust LP, 4.50%, 7/15/15	2,510,000	2,533,827
Fifth Third Bancorp, 0.667%, 12/20/16 (r)	4,000,000	3,968,048
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	750,000	776,284
3.984%, 6/15/16	1,500,000	1,553,103
1.07%, 3/12/19 (r)	5,000,000	4,971,335
1.162%, 11/4/19 (r)	11,000,000	11,004,928
Gannett Co., Inc., 7.125%, 9/1/18	402,000	415,065
General Electric Capital Corp.:
0.88%, 7/12/16 (r)	5,000,000	5,034,065
0.965%, 4/2/18 (r)	7,000,000	7,065,037
Glencore Funding LLC, 1.591%, 1/15/19 (e)(r)	10,000,000	10,168,890
Goldman Sachs Group, Inc., 1.251%, 10/23/19 (r)	17,000,000	17,078,999
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (e)	2,000,000	2,005,458
HCA, Inc., 6.375%, 1/15/15	4,800,000	4,800,000
HSBC Bank plc, 0.872%, 5/15/18 (e)(r)	2,000,000	2,007,988
International Lease Finance Corp.:
4.875%, 4/1/15	2,000,000	2,014,500
8.625%, 9/15/15	4,750,000	4,951,875
JPMorgan Chase & Co., 1.134%, 1/25/18 (r)	5,000,000	5,039,265
JPMorgan Chase Bank, 0.571%, 6/13/16 (r)	4,000,000	3,983,048
Kansas City Southern de Mexico SA de CV, 0.933%, 10/28/16 (r)	7,000,000	7,007,462
Lockheed Martin Corp., 2.125%, 9/15/16	1,000,000	1,018,274
Masco Corp., 4.80%, 6/15/15	750,000	761,556
McKesson Corp., 0.638%, 9/10/15 (r)	3,000,000	3,000,936
Medtronic, Inc., 1.043%, 3/15/20 (e)(r)	2,000,000	1,997,890
Metropolitan Life Global Funding I, 0.761%, 7/15/16 (e)(r)	6,000,000	6,025,578
Morgan Stanley:
1.007%, 1/5/18 (r)	2,000,000	2,000,508
0.971%, 7/23/19 (r)	13,500,000	13,445,959
NBCUniversal Enterprise, Inc., 0.916%, 4/15/18 (e)(r)	2,000,000	2,016,640
Nissan Motor Acceptance Corp.:
0.955%, 9/26/16 (e)(r)	7,500,000	7,543,298
0.785%, 3/3/17 (e)(r)	3,000,000	3,009,543
Oracle Corp., 0.811%, 1/15/19 (r)	10,000,000	10,071,540
PAETEC Holding Corp., 9.875%, 12/1/18	2,000,000	2,100,000
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.125%, 5/11/15 (e)	1,530,000	1,542,391
PNM Resources, Inc., 9.25%, 5/15/15	3,500,000	3,597,650
Prudential Financial, Inc., 1.012%, 8/15/18 (r)	1,000,000	1,006,042
QVC, Inc., 7.375%, 10/15/20 (e)	750,000	785,625
Santander Holdings USA, Inc., 3.00%, 9/24/15	1,000,000	1,011,986
SunTrust Bank, 0.523%, 8/24/15 (r)	2,177,000	2,172,642
SunTrust Banks, Inc., 3.50%, 1/20/17	500,000	521,228
Total Capital International SA, 0.802%, 8/10/18 (r)	2,000,000	2,010,682

TransCanada PipeLines Ltd., 0.937%, 6/30/16 (r)	3,000,000	3,014,190
Verizon Communications, Inc.:
2.50%, 9/15/16	686,000	701,212
0.636%, 6/9/17 (r)	2,000,000	1,996,062
1.991%, 9/14/18 (r)	6,000,000	6,241,542
1.013%, 6/17/19 (r)	2,000,000	2,010,356
Volkswagen International Finance NV, 0.672%, 11/18/16 (e)(r)	3,000,000	3,007,191
Walgreens Boots Alliance, Inc., 0.682%, 5/18/16 (r)	7,000,000	6,999,790
Western Union Co., 1.231%, 8/21/15 (r)	5,000,000	5,016,300
Zoetis, Inc., 1.15%, 2/1/16	1,000,000	999,107

Total Corporate Bonds (Cost $305,886,002)		307,296,357

FLOATING RATE LOANS(d)- 0.9%
Albertson's Holdings LLC, 4.00%, 8/25/19 (r)	3,500,000	3,476,375
Dunkin' Brands, Inc., 3.25%, 2/7/21 (r)	3,323,012	3,235,783
SUPERVALU, Inc., 4.50%, 3/21/19 (r)	954,385	935,596

Total Floating Rate Loans (Cost $7,729,794)		7,647,754

MUNICIPAL OBLIGATIONS - 2.8%
Albany New York IDA Civic Facilities Revenue VRDN, 1.00%, 5/1/27 (r)†	405,000	405,000
Caddo Parish Industrial Development Board, Inc. Revenue VRDN, 0.70%, 2/1/33 (r)†	1,985,000	1,985,000
CIDC-Hudson House LLC New York Revenue VRDN, 0.50%, 12/1/34 (r)†	1,810,000	1,810,000
City of Old Town Maine Solid Waste Disposal Revenue VRDN, 0.28%, 12/1/24 (r)†	7,000,000	7,000,000
Jefferson Parish Louisiana Industrial Development Board, Inc. Revenue VRDN, 0.40%, 6/1/24 (r)†	500,000	500,000
New York State MMC Corp. Revenue VRDN, 0.38%, 11/1/35 (r)†	7,010,000	7,010,000
Prentiss County Mississippi Industrial Development Revenue VRDN, 0.65%, 10/1/17 (r)†	3,950,000	3,950,000

Total Municipal Obligations (Cost $22,660,000)		22,660,000

TIME DEPOSIT - 2.2%
State Street Bank Time Deposit, 0.069%, 1/2/15	17,573,853	17,573,853

Total Time Deposit (Cost $17,573,853)		17,573,853

TOTAL INVESTMENTS (Cost $799,412,184) - 99.8%		799,785,234
Other assets and liabilities, net - 0.2%		1,321,306
NET ASSETS - 100%		$801,106,540

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	412	3/15	$90,060,625	$159,863

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

ASSET-BACKED SECURITIES - 1.3%	PRINCIPAL AMOUNT	VALUE
American Homes 4 Rent Trust, 3.786%, 10/17/36 (e)	$149,591	$152,622
Sierra Timeshare Receivables Funding LLC, 2.92%, 11/20/25 (e)	43,472	43,922
TAL Advantage V LLC, 3.33%, 5/20/39 (e)	96,254	96,188

Total Asset-Backed Securities (Cost $289,560)		292,732

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
Extended Stay America Trust, 3.902%, 12/5/31 (e)	100,000	101,398

Total Commercial Mortgage-Backed Securities (Cost $101,198)		101,398

CORPORATE BONDS - 5.4%
Amgen, Inc., 5.15%, 11/15/41	100,000	112,715
Bank of America NA, 0.541%, 6/15/17 (r)	250,000	246,398
Citigroup, Inc., 2.55%, 4/8/19	100,000	100,658
Goldman Sachs Group, Inc., 4.00%, 3/3/24	50,000	51,907
JPMorgan Chase & Co., 3.625%, 5/13/24	100,000	102,360
North American Development Bank, 2.40%, 10/26/22	290,000	280,825
SBA Tower Trust, 3.722%, 4/15/48 (e)	220,000	223,304
Williams Co.'s, Inc., 5.75%, 6/24/44	60,000	52,191

Total Corporate Bonds (Cost $1,147,192)		1,170,358

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 16.6%
Portmarnock Leasing LLC, 1.741%, 10/22/24	720,065	692,636
Private Export Funding Corp.:
4.55%, 5/15/15	1,132,000	1,150,175
2.05%, 11/15/22	1,000,000	959,900
Tennessee Valley Authority:
2.875%, 9/15/24	150,000	151,917
3.50%, 12/15/42	630,000	623,006

Total U.S. Government Agencies and Instrumentalities (Cost $3,620,879)		3,577,634

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.9%
Fannie Mae:
3.50%, 3/1/22	130,970	138,530
5.00%, 4/25/34	48,230	49,889

Total U.S. Government Agency Mortgage-Backed Securities (Cost $187,259)		188,419

U.S. TREASURY OBLIGATIONS - 71.3%
United States Treasury Bonds, 3.125%, 8/15/44	1,875,000	2,018,554
United States Treasury Notes:
0.50%, 11/30/16	985,000	982,538
1.00%, 12/15/17	1,150,000	1,147,304
1.50%, 11/30/19	5,235,000	5,201,873
1.875%, 11/30/21	5,200,000	5,169,533
2.25%, 11/15/24	820,000	825,510

Total U.S. Treasury Obligations (Cost $15,260,479)		15,345,312

TIME DEPOSIT - 3.4%
State Street Bank Time Deposit, 0.069%, 1/2/15	721,890	721,890

Total Time Deposit (Cost $721,890)		721,890

TOTAL INVESTMENTS (Cost $21,328,457) - 99.4%		21,397,743
Other assets and liabilities, net - 0.6%		137,749
NET ASSETS - 100%		$21,535,492

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	10	3/15	$1,189,297	$2,943
30 Year U.S. Treasury Bonds	3	3/15	433,688	9,258
Total Purchased				$12,201

Sold:
2 Year U.S. Treasury Notes	4	3/15	$874,375	$1,552
10 Year U.S. Treasury Notes	53	3/15	6,720,234	(46,927)
Ultra U.S. Treasury Bonds	9	3/15	1,486,688	(73,817)
Total Sold				($119,192)

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.8%	PRINCIPAL AMOUNT	VALUE
CAM Mortgage Trust:
4.45%, 5/15/48 (e)(r)	$1,500,000	$1,505,434
5.50%, 12/15/53 (e)(r)	404,668	404,935
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.92%, 10/25/24 (r)	300,000	296,342

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,202,662)		2,206,711

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Hilton USA Trust, 5.222%, 11/5/30 (e)(r)	1,500,000	1,536,844
ORES NPL LLC, 6.00%, 3/27/24 (e)	500,000	499,300

Total Commercial Mortgage-Backed Securities (Cost $2,028,447)		2,036,144

CORPORATE BONDS - 87.1%
99¢ Only Stores, 11.00%, 12/15/19	500,000	530,000
Access Midstream Partners LP / ACMP Finance Corp.:
6.125%, 7/15/22	1,000,000	1,062,500
4.875%, 3/15/24	500,000	507,500
ADS Waste Holdings, Inc., 8.25%, 10/1/20	755,000	755,000
ADT Corp., 5.25%, 3/15/20	1,000,000	1,012,500
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.75%, 10/15/22 (e)	1,000,000	1,025,000
Alcoa, Inc., 5.40%, 4/15/21	500,000	541,517
Ally Financial, Inc.:
3.25%, 9/29/17	1,000,000	1,000,000
4.75%, 9/10/18	1,000,000	1,035,000
Alphabet Holding Co., Inc., 7.75%, 11/1/17	1,250,000	1,059,375
American Airlines Pass Through Trust, 5.60%, 1/15/22 (e)	469,143	478,526
American Eagle Energy Corp., 11.00%, 9/1/19 (e)	1,500,000	645,000
Antero Resources Corp., 5.125%, 12/1/22 (e)	500,000	471,250
Antero Resources Finance Corp., 6.00%, 12/1/20	1,300,000	1,296,750
ArcelorMittal, 6.125%, 6/1/18	1,250,000	1,332,813
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 6.625%, 10/1/20	500,000	508,750
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.875%, 11/15/17	750,000	772,500
Baytex Energy Corp., 5.125%, 6/1/21 (e)	500,000	425,000
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (e)	250,000	243,750
Beverages & More, Inc., 10.00%, 11/15/18 (e)	1,500,000	1,395,000
BI-LO LLC / BI-LO Finance Corp.:
8.625%, 9/15/18 (e)	868,000	651,000
9.25%, 2/15/19 (e)	500,000	460,000
Bombardier, Inc., 7.75%, 3/15/20 (e)	750,000	813,750

Bon-Ton Department Stores, Inc., 8.00%, 6/15/21	1,500,000	1,252,500
Calpine Corp., 5.375%, 1/15/23	1,000,000	1,010,000
Carrols Restaurant Group, Inc., 11.25%, 5/15/18	500,000	537,500
CCOH Safari LLC, 5.50%, 12/1/22	2,600,000	2,639,000
Celanese US Holdings LLC:
5.875%, 6/15/21	500,000	530,000
4.625%, 11/15/22	500,000	495,000
Cemex SAB de CV, 6.50%, 12/10/19 (e)	2,000,000	2,049,000
CenturyLink, Inc.:
5.625%, 4/1/20	600,000	622,500
6.45%, 6/15/21	500,000	536,250
7.65%, 3/15/42	750,000	746,250
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	1,060,000	1,144,800
Chesapeake Energy Corp., 4.875%, 4/15/22	850,000	826,625
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19 (e)	1,750,000	1,548,750
Chrysler Group LLC / CG Co-Issuer, Inc.:
8.00%, 6/15/19	1,700,000	1,787,125
8.25%, 6/15/21	500,000	553,750
CIT Group, Inc.:
4.25%, 8/15/17	550,000	561,000
5.25%, 3/15/18	1,750,000	1,824,375
Cott Beverages, Inc., 6.75%, 1/1/20 (e)	750,000	750,000
Coveris Holdings SA, 7.875%, 11/1/19 (e)	1,000,000	1,030,000
Crimson Merger Sub, Inc., 6.625%, 5/15/22 (e)	500,000	449,375
Digicel Group Ltd., 7.125%, 4/1/22 (e)	500,000	465,000
Digicel Ltd.:
8.25%, 9/1/17 (e)	250,000	253,125
6.00%, 4/15/21 (e)	500,000	467,500
DigitalGlobe, Inc., 5.25%, 2/1/21 (e)	750,000	712,500
DISH DBS Corp., 5.875%, 11/15/24 (e)	500,000	502,500
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 6.75%, 11/1/19 (e)	1,000,000	1,017,500
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	750,000	822,656
EP Energy LLC / Everest Acquisition Finance, Inc., 6.875%, 5/1/19	500,000	507,500
Exopack Holding Corp., 10.00%, 6/1/18 (e)	500,000	530,000
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	1,250,000	1,125,000
First Data Corp., 11.75%, 8/15/21	2,530,000	2,903,175
Frontier Communications Corp., 6.25%, 9/15/21	1,000,000	1,005,000
General Motors Financial Co., Inc., 4.375%, 9/25/21	1,000,000	1,043,750
Genworth Holdings, Inc., 4.80%, 2/15/24	950,000	770,096
Global Brass and Copper, Inc., 9.50%, 6/1/19	500,000	540,000
Halcon Resources Corp., 9.75%, 7/15/20	750,000	562,500
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (e)	1,000,000	1,057,500
HCA, Inc.:
3.75%, 3/15/19	1,000,000	1,001,250
5.00%, 3/15/24	500,000	513,750
Hercules Offshore, Inc., 10.25%, 4/1/19 (e)	2,500,000	1,325,000
Hologic, Inc., 6.25%, 8/1/20	571,000	593,840
iHeartCommunications, Inc., 10.00%, 1/15/18	750,000	643,125

Ineos Finance plc, 8.375%, 2/15/19 (e)	2,000,000	2,125,000
Infor US, Inc., 9.375%, 4/1/19	500,000	535,000
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	2,250,000	2,244,375
Intelsat Luxembourg SA:
6.75%, 6/1/18	500,000	510,000
7.75%, 6/1/21	500,000	501,250
Interactive Data Corp., 5.875%, 4/15/19 (e)	1,000,000	992,500
International Lease Finance Corp., 3.875%, 4/15/18	1,250,000	1,250,000
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 (e)	750,000	761,250
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	1,425,000	1,467,750
Kinetic Concepts, Inc., 10.50%, 11/1/18	1,000,000	1,087,500
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	1,750,000	1,754,375
Koppers, Inc., 7.875%, 12/1/19	1,008,000	1,034,460
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	1,304,000	1,349,640
Landry's, Inc., 9.375%, 5/1/20 (e)	555,000	588,300
Lear Corp., 8.125%, 3/15/20	656,000	690,440
Level 3 Communications, Inc., 8.875%, 6/1/19	250,000	265,050
Level 3 Financing, Inc., 3.826%, 1/15/18 (r)	1,000,000	1,005,000
Memorial Resource Development Corp., 5.875%, 7/1/22 (e)	1,000,000	905,000
Methanex Corp., 5.65%, 12/1/44	500,000	511,223
Michaels FinCo Holdings LLC / Michaels FinCo, Inc., 7.50%, 8/1/18 (e)	737,000	749,898
Micron Technology, Inc., 5.50%, 2/1/25 (e)	500,000	505,000
MSCI, Inc., 5.25%, 11/15/24 (e)	1,000,000	1,035,000
Nielsen Finance LLC / Nielsen Finance Co.:
4.50%, 10/1/20	1,000,000	1,005,000
5.00%, 4/15/22 (e)	1,000,000	1,005,000
NII Capital Corp., 7.625%, 4/1/21 (w)*	1,000,000	185,000
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20	850,000	858,500
NOVA Chemicals Corp., 5.00%, 5/1/25 (e)	750,000	744,375
Novelis, Inc., 8.375%, 12/15/17	500,000	518,750
Numericable-SFR:
4.875%, 5/15/19 (e)	1,000,000	991,250
6.00%, 5/15/22 (e)	1,000,000	1,005,500
OneMain Financial Holdings, Inc., 6.75%, 12/15/19 (e)	1,500,000	1,530,000
Permian Holdings, Inc., 10.50%, 1/15/18 (e)	750,000	562,500
Petco Animal Supplies, Inc., 9.25%, 12/1/18 (e)	1,100,000	1,152,250
Plastipak Holdings, Inc., 6.50%, 10/1/21 (e)	1,000,000	995,000
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	1,000,000	1,067,500
QEP Resources, Inc., 5.25%, 5/1/23	500,000	467,500
Quicksilver Resources, Inc., 7.125%, 4/1/16	4,300,000	344,000
Regency Energy Partners LP / Regency Energy Finance Corp.:
5.875%, 3/1/22	500,000	498,750
5.00%, 10/1/22	500,000	472,500
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (e)	250,000	261,250
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC:
7.125%, 4/15/19	500,000	516,875
9.875%, 8/15/19	250,000	265,000
Rite Aid Corp., 9.25%, 3/15/20	1,970,000	2,149,763

Rosetta Resources, Inc.:
5.625%, 5/1/21	500,000	457,550
5.875%, 6/1/24	500,000	445,000
Sabine Pass Liquefaction LLC:
5.625%, 2/1/21	500,000	491,250
5.75%, 5/15/24	500,000	490,625
Safway Group Holding LLC / Safway Finance Corp., 7.00%, 5/15/18 (e)	500,000	475,000
SandRidge Energy, Inc., 7.50%, 3/15/21	500,000	320,000
Serta Simmons Holdings LLC, 8.125%, 10/1/20 (e)	1,000,000	1,057,500
SM Energy Co., 6.50%, 1/1/23	500,000	480,000
Sophia LP / Sophia Finance, Inc., 9.75%, 1/15/19 (e)	250,000	266,875
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	810,000	818,100
Sprint Capital Corp., 6.90%, 5/1/19	1,750,000	1,785,000
Sprint Corp., 7.25%, 9/15/21	1,000,000	991,250
Standard Pacific Corp., 8.375%, 5/15/18	500,000	565,000
SUPERVALU, Inc., 6.75%, 6/1/21	500,000	491,250
Telecom Italia SpA, 5.303%, 5/30/24 (e)	1,000,000	1,012,500
T-Mobile USA, Inc.:
6.542%, 4/28/20	750,000	774,375
6.125%, 1/15/22	500,000	507,500
6.00%, 3/1/23	500,000	501,250
United Rentals North America, Inc.:
7.375%, 5/15/20	500,000	540,000
7.625%, 4/15/22	500,000	549,750
US Shale Solutions, Inc., 12.50%, 9/1/17 (e)	500	375,000
Virgin Australia Trust:
6.00%, 4/23/22 (e)	434,408	446,702
5.00%, 4/23/25 (e)	895,014	917,389
VWR Funding, Inc., 7.25%, 9/15/17	500,000	522,500

Total Corporate Bonds (Cost $116,897,495)		111,024,297

MUNICIPAL OBLIGATIONS - 2.0%
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15	1,750,000	1,719,480
4.704%, 5/1/16	1,000,000	853,230

Total Municipal Obligations (Cost $2,609,080)		2,572,710

TIME DEPOSIT - 5.8%
State Street Bank Time Deposit, 0.069%, 1/2/15	7,444,022	7,444,022

Total Time Deposit (Cost $7,444,022)		7,444,022

EQUITY SECURITIES - 0.2%	SHARES
Halcon Resources Corp., Preferred	800	260,500

Total Equity Securities (Cost $871,789)		260,500

TOTAL INVESTMENTS (Cost $132,053,495) - 98.5%	125,544,384
Other assets and liabilities, net - 1.5%	1,892,350
NET ASSETS - 100%	$127,436,734

(b) This security was valued under the direction of the Board of Trustees. See Note A.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(w) Security is in default and is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, Government, and High Yield Bond. Each series is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Income offers six classes of shares of beneficial interest – Classes A, B, C, I, R, and Y. Short Duration Income offers four classes of shares of beneficial interest – Classes A, C, I, and Y. As of December 31, 2014, Long-Term Income offered one class of shares of beneficial interest – Class A. Long-Term Income began offering Class I shares on January 30, 2015. Ultra-Short Income offers three classes shares of beneficial interest – Classes A, I, and Y. Government offers three classes of shares of beneficial interest – Classes A, C, and I. High Yield Bond offers four classes of shares of beneficial interest – Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 3.75% in Income, Long-Term Income, Government and High Yield, 2.75% in Short Duration Income, and 1.25% in Ultra-Short Income. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class R shares are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares have no front-end or deferred sales charge and have a higher level of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2014, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Income	$109	0.0%
Short Duration Income	$0	0.0%
Long-Term Income	$0	0.0%
High Yield Bond	$109	0.0%

The following tables summarize the market value of the Fund’s holdings as of December 31, 2014, based on the inputs used to value them:

Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$86,956,766	-	$86,956,766
Collateralized mortgage-backed obligations	-	15,680,170	-	15,680,170
Commercial mortgage-backed securities	-	38,294,880	-	38,294,880
Corporate debt	-	632,085,298	$109**	632,085,407
Municipal obligations	-	3,473,263	-	3,473,263
U.S. government obligations	-	50,865,939	-	50,865,939
Other debt obligations	-	20,013,662	-	20,013,662
Equity securities	-	244,219	-	244,219
TOTAL	-	$847,614,197	$109**	$847,614,306

Other financial instruments***	$480,533	-	-	$480,533

* For a complete listing of investments, please refer to the Schedule of Investments.
** Level 3 securities represent 0.0 % of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Short Duration Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$337,972,347	-	$337,972,347
Collateralized mortgage-backed obligations	-	41,810,173	-	41,810,173
Commercial mortgage-backed securities	-	125,157,273	-	125,157,273
Corporate debt	-	991,913,738	$0**	991,913,738
Municipal obligations	-	3,464,244	-	3,464,244
U.S. government obligations	-	112,600,109	-	112,600,109
Other debt obligations	-	67,605,184	-	67,605,184
TOTAL	-	$1,680,523,068	$0**	$1,680,523,068

Other financial instruments***	($51,226)	-	-	($51,226)

* For a complete listing of investments, please refer to the Schedule of Investments.
** Level 3 securities represent 0.0% of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Long-Term Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$2,162,292	-	$2,162,292
Collateralized mortgage-backed obligations	-	197,399	-	197,399
Commercial mortgage-backed securities	-	863,336	-	863,336
Corporate debt	-	65,833,407	$0**	65,833,407
Municipal obligations	-	1,475,110	-	1,475,110
U.S. government obligations	-	6,744,425	-	6,744,425
Other debt obligations	-	2,170,015	-	2,170,015
TOTAL	-	$79,445,984	$0**	$79,445,984

Other financial instruments***	$462,667	-	-	$462,667

* For a complete listing of investments, please refer to the Schedule of Investments.
** Level 3 securities represent 0.0% of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Ultra-Short Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$291,327,906	-	$291,327,906
Collateralized mortgage-backed obligations	-	35,910,625	-	35,910,625
Commercial mortgage-backed securities	-	117,368,739	-	117,368,739
Corporate debt	-	307,296,357	-	307,296,357
Municipal obligations	-	22,660,000	-	22,660,000
Other debt obligations	-	25,221,607	-	25,221,607
TOTAL	-	$799,785,234	-	$799,785,234

Other financial instruments**	$159,863	-	-	$159,863

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Government	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$292,732	-	$292,732
Commercial mortgage-backed securities	-	101,398	-	101,398
Corporate debt	-	1,170,358	-	1,170,358
U.S. government obligations	-	19,111,365	-	19,111,365
Other debt obligations	-	721,890	-	721,890
TOTAL	-	$21,397,743	-	$21,397,743

Other financial instruments**	($106,991)	-	-	($106,991)

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

High Yield Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Collateralized mortgage-backed obligations	-	$2,206,711	-	$2,206,711
Commercial mortgage-backed securities	-	2,036,144	-	2,036,144
Corporate debt	-	111,024,188	$109**	111,024,297
Municipal obligations	-	2,572,710	-	2,572,710
Other debt obligations	-	7,444,022	-	7,444,022
Equity securities	-	260,500	-	260,500
TOTAL	-	$125,544,275	$109**	$125,544,384

* For a complete listing of investments, please refer to the Schedule of Investments.
** Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the period.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund’s futures contracts at period end are presented in the Schedules of Investments.
During the period ended December 31, 2014, Income invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures, as well as 30 year and Ultra U.S. Treasury Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 241 contracts and $13,772,913 weighted average notional value.

During the period ended December 31, 2014, Short Duration Income invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 19 contracts and $1,435,752 weighted average notional value.
During the period ended December 31, 2014, Long-Term Income invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures, as well as Ultra U.S. Treasury Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 15 contracts and $3,436 weighted average notional value.
During the period ended December 31, 2014, Ultra-Short Income invested in 2 year and 5 year U.S. Treasury Notes futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 18 contracts and $37,606,916 weighted average notional value.
During the period ended December 31, 2014, Government invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures, as well as 30 year and Ultra U.S. Treasury Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 5 contracts and $645,790 weighted average notional value.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are “covered” with an equivalent amount of high quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Schedules of Investments footnotes.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same portfolio (within seven days for Class I and Class R shares). The redemption fee is accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2014 and the capital loss carryforwards as of September 30, 2014, with expiration dates, where applicable:

	Income	Short Duration Income	Long-Term Income
Federal income tax cost of investments	$839,666,734	$1,677,965,150	$77,219,624
Unrealized appreciation	$27,239,060	$19,733,388	$3,274,521
Unrealized depreciation	(19,291,488)	(17,175,470)	(1,048,161)
Net unrealized appreciation/ (depreciation)	$7,947,572	$2,557,918	$2,226,360

	Ultra-Short Income	Government	High Yield Bond
Federal income tax cost of investments	$799,412,184	$21,328,457	$132,204,158
Unrealized appreciation	$2,007,558	$184,740	$1,413,261
Unrealized depreciation	(1,634,508)	(115,454)	(8,073,035)
Net unrealized appreciation/ (depreciation)	$373,050	$69,286	($6,659,774)

CAPITAL LOSS CARRYFORWARDS

Expiration Date	Income*	Ultra-Short Income*	Government
30-Sept-2016	($3,976,802)	-	-
30-Sept-2017	-	($4,366)	-
30-Sept-2018	(254,299,863)	(348)	-
30-Sept-2019	(77,128,701)	-	-

No Expiration Date
Short-term	-	($1,258,914)	($653,753)
Long-term	($239,654,973)	-	(319,841)

* The use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — REORGANIZATION

The Board of Trustees has approved the Reorganization of Government into Short Duration Income and has recommended approval of the Reorganization by shareholders. In February 2015, a Proxy Statement will be mailed to shareholders and will contain additional information about the Reorganization, as well as voting instructions. If the Reorganization is approved by the shareholders, it is expected to be completed on or about April 30, 2015.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:    /s/ John H. Streur, Jr.
    John H. Streur, Jr.
    President -- Principal Executive Officer
Date:    February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur, Jr.
    John H. Streur, Jr.
    President -- Principal Executive Officer
Date:    February 27, 2015

/s/ Robert J. Enderson
    Robert J. Enderson
    Assistant Treasurer -- Principal Financial Officer
Date:    February 27, 2015